   As filed with the Securities and Exchange Commission on October 17, 2005.
                                                      Registration No. 333-70728

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 10

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 31

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
(formerly, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H)
                           (Exact name of Registrant)

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
          (formerly, The Manufacturers Life Insurance Company (U.S.A.))
                               (Name of Depositor)

                              38500 Woodward Avenue
                        Bloomfield Hills, Michigan 48304
              (Address of Depositor's Principal Executive Offices)

                                 (617) 663-3000
               (Depositor's Telephone Number Including Area Code)

                           Arnold R. Bergman, Esquire
                  John Hancock Life Insurance Company (U.S.A.)
                               601 Congress Street
                              Boston, MA 02210-2805
                     (Name and Address of Agent for Service)

                                    Copy to:
                              John W. Blouch, Esq.
                               Dykema Gossett PLLC
                                 Suite 300 West
                                1300 I Street, NS
                            Washington, DC 20005-3306

Title of Securities Being Registered: Variable Annuity Insurance Contracts

      The Registrant hereby amends the captioned registration statements on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment to each registration statement which specifically states that the registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission acting pursuant to said Section 8(a), may determine.

This registration statement also relates to variable annuity contracts covered by earlier registration statements under file no. 333- 70730.

                   JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A)
                               SEPARATE ACCOUNT H

                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item
Part A            Caption in Prospectus
--------          ---------------------
1.............    Cover Page
2.............    Appendix A: Special Terms
3.............    Summary
4.............    Appendix B: Table of Accumulation Values
5.............    General Information about Us, The Variable Account, the Portfolio
6.............    Charges and Deductions; Withdrawal Charges; Reduction or Elimination of
                    Withdrawal Charges; Administration Fees; Mortality and Expense Risks
                    Charge; Taxes; Expenses of Distributing the Contract
7.............    Accumulation Period Provisions; Company Approval; Purchase Payments;
                    Accumulation Units; Net Investment Factor; Transfers Among Investment
                    Options; Telephone Transactions; Special Transfer Services - Dollar
                    Cost Averaging; Asset Rebalancing Program; Withdrawals; Special
                    Withdrawal Services - the Income Plan; Contract Owner Inquiries; Other
                    Contract Provisions; Ownership; Beneficiary; Modification
8.............    Pay Out Period Provisions; General; Annuity Options; Determination of
                    Amount of the First Variable Annuity Benefit Payment; Annuity Units and
                    the Determination of Subsequent Variable Annuity Benefit Payments;
                    Transfers During the Pay Out During the Pay Out Period
9.............    Accumulation Period Provisions; Death Benefit During the Accumulation
                    Period; Pay Out Period Provisions; Death Benefit Period
10............    Accumulation Period Provisions; Purchase Payments; Accumulation Units;
                    Value of Accumulation Units; Net Investment Factor; Distribution of
                    Contracts
11............    Withdrawals; Restrictions under the Texas Optional Retirement Program;
                    Accumulation Period Provisions; Purchase Payments; Other Contract
                    Provisions; Ten Day Right to Review
12............    Federal Tax Matters; Introduction; Taxation of Annuities in General;
                    Diversification Requirements; Qualified Retirement Plans; Appendix G:
                    Qualified Plan Types
13............    Legal Proceedings
14............    Statement of Additional Information - Table of Contents

Part B            Caption in Statement of Additional Information

15............    Cover Page
16............    Table of Contents
17............    General Information and History.
18............    Services-Independent Auditors, Services-Servicing Agent
19............    Not Applicable
20............    Services - Principal Underwriter
21............    Performance Data
22............    Not Applicable
23............    Financial Statements

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

(VERSION I "Venture", VERSION II "Wealthmark" included in Registrants Form N-4, File No 333-70728, filed on April 29, 2005 and incorporated by reference herein)

                       SUPPLEMENT DATED ________, 2005 TO
                         PROSPECTUSES DATED MAY 2, 2005


This Supplement is intended to be distributed with certain Prospectuses dated May 2, 2005 for variable annuity contracts issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York.

THIS SUPPLEMENT CHANGES THE PROSPECTUSES AS FOLLOWS:

We have revised the Principal Plus optional benefit described in the Prospectuses, and, subject to state availability, offer a new optional benefit rider that we call "PRINCIPAL PLUS FOR LIFE" or "PPFL." We will continue to make the Principal Plus optional benefit described in the Prospectuses available for purchase in states where approved for a limited period of time after we make the Principal Plus for Life optional benefit available in your state.

WE ADD THE FOLLOWING TO THE SUMMARY -- CURRENTLY OFFERED OPTIONAL BENEFITS SECTION OF THE PROSPECTUSES:


Principal Plus for Life. We designed the Principal Plus for Life benefit to guarantee the return of your investments in the Contract, regardless of market performance, as long as you limit your withdrawals to a "GUARANTEED WITHDRAWAL AMOUNT" (or "GWA") each year. The initial GWA equals 5% of a "GUARANTEED WITHDRAWAL BALANCE" (or "GWB"). The initial GWB equals your initial purchase payment for the contract, up to a $5 million maximum. After you attain age 65, we will calculate a "LIFETIME INCOME AMOUNT" (or "LIA"). If you subsequently limit your annual withdrawals to the LIA, we will make the LIA benefit available to you for as long as you live, even after you have recovered your investments in the Contract, and even after your contract value reduces to zero.



The LIA will equal the GWA if you do not take any withdrawals until your Age 65 Contract Anniversary (i.e., the Contract Anniversary on or next following your 65th birthday), or if you purchase a contract after you attain age 65. If you purchase a contract for two or more owners, the LIA applies only to the life of the oldest owner.



Under Principal Plus for Life, you choose how much contract value to withdraw at any time. If your withdrawals (including any applicable withdrawal charges) exceed the GWA in any year, we may reduce the GWA that we guarantee for future withdrawals. Similarly, we may reduce the LIA that we guarantee for future lifetime benefit payments if your withdrawals (including any applicable withdrawal charges) exceed the LIA in any year after you attain age 65. (See "Impact of Withdrawals" beginning on page __). We will pay withdrawal benefits automatically in certain circumstances that we describe in the "Settlement Phase" and "Lifetime Distribution Payments" sections beginning on page ___.



YOU COULD LOSE BENEFITS IF YOUR ANNUAL WITHDRAWALS EXCEED THE GWA OR LIA. THE LIA MAY BE LESS THAN THE GWA IF YOU TAKE ANY WITHDRAWALS BEFORE YOUR AGE 65 CONTRACT ANNIVERSARY. YOU WILL LOSE THE LIA IF YOUR WITHDRAWALS BEFORE THE AGE 65 CONTRACT ANNIVERSARY DEPLETE YOUR CONTRACT VALUE AND ANY REMAINING GWB TO ZERO.



We reduce the GWB each time you take a withdrawal. On the Contract Anniversary on or after you reach 65, or if you are 65 or older at the time of purchase, the LIA will equal 5% of the GWB at that time. We will increase the GWB by a Bonus if you choose not to make any withdrawals at all during certain contract years. Depending on market performance, we may also increase or "Step-Up" the GWB on certain dates. You may also increase the amounts we guarantee by making additional purchase payments that we accept. WE IMPOSE SPECIAL LIMITS ON ADDITIONAL PURCHASE PAYMENTS FOR CONTRACTS ISSUED WITH PRINCIPAL PLUS FOR LIFE. (See "Additional Purchase Payments" beginning on page ____.)


IF YOU ELECT TO PURCHASE PRINCIPAL PLUS FOR LIFE, YOU MAY INVEST YOUR CONTRACT VALUE ONLY IN THE INVESTMENT OPTIONS WE MAKE AVAILABLE WITH THIS BENEFIT. (We describe these investment options on page 7 of this Supplement.)


Principal Plus for Life is available only at contract issue and cannot be revoked once elected. Principal Plus for Life is not available for qualified contracts if you are over age 80. For a full description of Principal Plus for Life, including benefits and limitations, see "Optional Benefits."

WE ADD THE FOLLOWING TO THE FEE TABLES SECTION OF THE PROSPECTUSES:

   FEES DEDUCTED FROM CONTRACT VALUE FOR CURRENTLY OFFERED OPTIONAL BENEFITS

Principal Plus for Life (as a percentage of the Adjusted GWB)#
  Maximum fee                                                           0.75%#
  Current fee                                                           0.40%#

# The current charge is 0.40%. We reserve the right to increase the charge to a maximum charge of 0.75% if the GWB is "Stepped-Up" to equal the contract value. The charge is deducted on an annual basis from the contract value.

WE ADD THE FOLLOWING TO THE OPTIONAL BENEFITS SECTION OF THE PROSPECTUSES:


PRINCIPAL PLUS FOR LIFE



[Paragraph revised and moved to Overview]


DEFINITIONS. We use the following definitions to describe how Principal Plus for Life works:



  Guaranteed Withdrawal       o    The total amount we guarantee to be available
         Balance                   for future periodic withdrawals during the
          "GWB"                    accumulation period.

                              o The initial GWB is equal to your initial purchase payment, up to the maximum GWB.

                              o    The maximum GWB at any time is $5,000,000.

  Guaranteed Withdrawal       o    The amount we guarantee to be available each
         Amount                    contract year for withdrawal during the
          "GWA"                    accumulation period until the GWB is
                                   depleted.

                              o    The initial GWA is equal to 5% of the initial
                                   GWB.

                              o    The maximum GWA at any time is $250,000.

     Covered Person           o    The person whose life we use to determine the
                                   duration of the LIA payments.

                              o The oldest Owner at issue of the Rider or the oldest Annuitant in the case of a non-natural owner.

    Life Income Amount        o    The amount we guarantee to be available each
          "LIA"                    contract year for withdrawal during the
                                   accumulation period after the Age 65 Contract
                                   Anniversary and while the Covered Person
                                   remains alive as an owner or annuitant of the
                                   contract.

                              o    We determine the initial LIA on the Age 65
                                   Contract Anniversary (or the date you
                                   purchase the benefit, if later.)

                              o The initial LIA is equal to 5% of the GWB at the time we make our determination.

     Age 65 Contract          The Contract Anniversary on, or next following,
       Anniversary            the date the Covered Person attains age 65.

          Reset A reduction of guaranteed amounts resulting from our recalculation of the GWB, GWA or LIA. We may Reset guaranteed amounts if your annual withdrawals of contract value exceed the GWA or LIA.

         Step-Up An increase of guaranteed amounts resulting from our recalculation of the GWB, GWA or LIA on certain anniversary dates to reflect market performance that exceeds previously calculated benefits.

For purposes of the following description of Principal Plus for Life, "withdrawal" refers to the amount withdrawn, including any applicable withdrawal charges.


OVERVIEW.


The optional Principal Plus for Life rider provides a guaranteed minimum withdrawal benefit during the accumulation period. We designed the Principal Plus for Life rider to guarantee the return of your investments in the contract, as long as you limit your withdrawals each Contract Year during the accumulation period to a "Guaranteed Withdrawal Amount" or "GWA." On the Age 65 Contract Anniversary, or at issue if the Covered Person is already 65 or older, we calculate a "Lifetime Income Amount" or "LIA." If you subsequently limit your annual withdrawals to the LIA, Principal Plus for Life guarantees that we will make the LIA benefit available to you, as long as that Covered Person is alive and an owner or annuitant under the contract, even after you have recovered your investments in the contract and even if your contract value reduces to zero.
We provide additional information about Principal Plus for Life in the following sections:



         o Effect of Withdrawals -- describes how the actual amount you choose to withdraw in any Contract Year affects certain features of Principal Plus for Life. SINCE THE BENEFIT OF PRINCIPAL PLUS FOR LIFE IS ACCESSED THROUGH WITHDRAWALS, PRINCIPAL PLUS FOR LIFE MAY NOT BE APPROPRIATE FOR OWNERS WHO DO NOT FORESEE A NEED FOR LIQUIDITY AND WHOSE PRIMARY OBJECTIVE IS TO TAKE MAXIMUM ADVANTAGE OF THE TAX DEFERRAL ASPECT OF THE CONTRACT. PRIOR TO ELECTING PRINCIPAL PLUS FOR LIFE, YOU SHOULD CONSULT WITH YOUR TAX AND FINANCIAL ADVISORS ON THIS MATTER, AS WELL AS OTHER TAX MATTERS ASSOCIATED WITH PRINCIPAL PLUS FOR LIFE. [INSERTED PARAGRAPH FROM "EFFECT OF WITHDRAWALS."]



         o Bonus Qualification and Effect -- describes how the amounts we guarantee may increase by a bonus in certain years if you make no withdrawals during those Contract Years.



         o Step-Up of GWB, GWA and LIA -- describes how we may increase the GWB, GWA and/or LIA on certain dates to reflect favorable market performance.



         o Additional Purchase Payments -- describes how you may increase the GWB, GWA and/or LIA by making additional purchase payments, and the special limitations we impose on the payments that we will accept.



         o Investment Options -- describes the special limitations we impose in the investment options we make available.



         o Life Expectancy Distributions -- describes our special program to provide minimum distribution amounts required under certain sections of the Code.



         o Settlement Phase -- describes the circumstances when we automatically provide guaranteed amounts to you.



         o Death Benefits -- describes how Principal Plus for Life affects the death benefits provided under your contract.



         o Termination -- describes when Principal Plus for Life benefits end.



         o Principal Plus for Life fee -- provides further information on the fee we charge for this benefit.



You may elect Principal Plus for Life at the time the contract is issued, provided:


         o Principal Plus for Life is available for sale in the state where the contract is sold;

         o you limit your investment of purchase payments and contract value to the investment options we make available with Principal Plus for Life;


         o you have not yet attained age 81 (for Qualified contracts only).



We reserve the right to accept or refuse to issue Principal Plus for Life at our sole discretion. Once you elect Principal Plus for Life, its effective date will be the Contract Date and it is irrevocable. We charge an additional fee for Principal Plus for Life and reserve the right to increase the charge to a maximum charge of 0.75% if the GWB is "Stepped-Up" to equal the contract value. (See "Principal Plus for Life Fee.")



EFFECT OF WITHDRAWALS[Section repositioned and revised as shown]



We decrease the GWB each time you make a withdrawal. If your total withdrawals during a Contract Year are less than or equal to the GWA, we will decrease the GWB by the amount of the withdrawals. If a withdrawal causes total withdrawals during a Contract Year to exceed the GWA (or if total withdrawals during a Contract Year have already exceeded the GWA), we will automatically Reset the GWB to equal the lesser of:


         (a)      the contract value immediately after the withdrawal; or

         (b) the GWB immediately prior to the withdrawal minus the amount of the withdrawal.

[DELETED PARAGRAPH - MOVED TO OVERVIEW]



Each time we Reset the GWB, we also recalculate the GWA. The GWA will equal the lesser of (a) the GWA prior to the withdrawal or (b) 5% of the greater of the Contract Value after the withdrawal or the new GWB value. After the Age 65 Contract Anniversary, we also will recalculate the LIA if a withdrawal causes total withdrawals during a Contract Year to exceed the LIA (or if total withdrawals during a Contract Year have already exceeded the LIA). In that case, the LIA will equal the lesser of (a) the LIA prior to the withdrawal or (b) 5% of the greater of the contract value immediately after the withdrawal or the new GWB value.



In certain circumstances, however, we will not Reset the GWB, GWA and/or the LIA, even where a withdrawal would exceed the GWA and/or LIA for a Contract Year. These involve withdrawals taken as "Life Expectancy Distributions" under an automatic distribution program provided by us. (See "Life Expectancy Distributions.")



We do not change your GWA when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the GWA. Similarly, we do not change your LIA when you make a withdrawal if your total withdrawals during a Contract Year are less that or equal to the LIA. If you take any withdrawals prior to the Contract Year in which the Covered Person attains age 65, the initial amount of the LIA may be less than the GWA. In addition, if you continue to take withdrawals in excess of the LIA, you may eventually lose any benefit based on the LIA, even if the amount you withdraw each year is less than or equal to the GWA. If your withdrawals (including any applicable withdrawal charges) are less than the full GWA available in any Contract Year, the remaining GWA cannot be carried forward to the next Contract Year.


The Principal Plus for Life benefit enters a "Settlement Phase" if a withdrawal less than or equal to the GWA reduces the contract value to zero but either the GWB or the LIA immediately after the withdrawal is greater than zero (See "Settlement Phase"). The Principal Plus for Life benefit terminates if the contract value, GWB and LIA immediately after a withdrawal are all equal to zero (See "Rider Fee" and "Termination.")


If your annual withdrawals exceed the GWA, we will recalculate amounts we guarantee for future withdrawals. We may Reset GWB, GWA and LIA values to reflect reductions that exceed the amount of your withdrawals. A Reset also.may reduce the total amount guaranteed below the total of your purchase payments and may reduce or eliminate future GWA and LIA values. Withdrawals in excess of the LIA may reduce or eliminate future LIA values.


BONUS QUALIFICATION AND EFFECT


We will increase the GWB at the end of each Contract Year during Principal Plus for Life's Bonus Period if you take no withdrawals during that Contract Year. For these purposes, the Bonus Period is the lesser of the first 10 Contract Years or each Contract Year up to the Contract Year in which the Covered Person attains age 80. Each time you qualify for a Bonus, we will increase the GWB:



         o by an amount equal to 5% of total purchase payments to the contract if you did not previously Step-Up the GWB and/or we did not previously Reset the GWB (see "Effects of Withdrawals" below), otherwise


         o by an amount equal to 5% of the GWB immediately after the latest Step-Up or Reset, increased by any purchase payments received since such latest Step-Up or Reset.

Each time we apply a bonus to the GWB, we will also recalculate the GWA and the LIA. The GWA will equal the greater of GWA prior to the bonus or 5% of the GWB after the bonus. The LIA will equal the greater of the LIA prior to the bonus or 5% of the GWB after the bonus.


Bonuses, when applied, will increase the GWB and may increase the GWA and the LIA.



STEP-UP OF GWB, GWA AND LIA [SECTION REPOSITIONED AND REVISED AS SHOWN]


If the contract value on any Step-Up Date is greater than the GWB on that date, we will automatically increase ("Step-Up") the GWB to equal the contract value (subject to the maximum GWB limit of $5 million). Each time we apply a Step-Up, we will also recalculate the GWA, the LIA, and the Rider Fee (See "Principal Plus for Life Fee.") The GWA will equal the greater of the GWA prior to the Step-Up or 5% of the new GWB value after the Step-Up and the LIA will equal the greater of the LIA prior to the Step-Up or 5% of the new GWB value after the Step-Up. We also reserve the right to increase the rate of the Principal Plus for Life fee up to a maximum rate of 0.75%. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity to decline the automatic Step-Up. (See "Principal Plus for Life Fee.") The Step-Up Dates are every 3rd (e.g. 3rd, 6th, 9th ...etc.) Contract Anniversary after the Contract Date, up to and including the 30th Contract Anniversary while the Principal Plus for Life Benefit is in effect.

If you decline an automatic Step-Up, you will have the option to elect to Step-Up the GWB (as well as the GWA and LIA) within 30 days of subsequent Step-Up Dates. If you decide to Step-Up the GWB, we will thereafter resume automatic Step-Ups.


Step-ups will increase the GWB and may increase the GWA and the LIA.



ADDITIONAL PURCHASE PAYMENTS [SECTION REPOSITIONED AND REVISED AS SHOWN]



Purchase payment limits, in general. You must obtain our prior approval if the contract value immediately following an additional purchase payment would exceed $1,000,000. We do not permit additional purchase payments during a contract's "settlement phase," as described below. Other limitations on additional payments may vary by state.



Special purchase payment limits on "non-qualified" contracts. If we issue your contract not in connection with an IRA or other tax-qualified retirement plan, we also impose the following limit on your ability to make purchase payments:



         o on or after the first Contract Anniversary, without our prior approval, we will not accept an additional purchase payment if your total payments after the first Contract Anniversary exceed $100,000.



Special purchase payment limits on "qualified" contracts. If we issue your contract in connection with a tax qualified retirement plan, including an IRA, we also impose additional limits on your ability to make purchase payments:



         o on and after the Age 65 Contract Anniversary (or after the first Contract Anniversary if we issue your contract after you become age 65), without our prior approval, we will not accept an additional purchase payment if your total payments after the first Contract Anniversary exceed $100,000,



         o for the year that you become age 70 1/2 and for any subsequent years, if your contract is issued in connection with an IRA, we will only accept a purchase payment that qualifies as a "rollover contribution," but



         o we will not accept any purchase payment after the oldest owner becomes age 81.



You should consult with a qualified tax advisor prior to electing Principal Plus for Life for further information on tax rules affecting Qualified Contracts, including IRAs.



WE RESERVE THE RIGHT TO REFUSE TO ACCEPT ADDITIONAL PURCHASE PAYMENTS AT ANY TIME AFTER THE FIRST CONTRACT ANNIVERSARY TO THE EXTENT PERMITTED IN THE STATE WE ISSUE YOUR CONTRACT. We waive this right for additional payments before the Age 65 Contract Anniversary that are permitted to contracts issued in connection with tax qualified retirement plans, including IRAs.



Effect of Additional Purchase Payments. We will increase the total GWB by the amount of each additional purchase payment we accept (subject to the maximum GWB limit of $5 million). In addition, we will recalculate the GWA and the LIA and usually increase it:


         o        in the case of the GWA, to equal the lesser of:

                           (a) 5% of the GWB immediately after the purchase payment; or

                           (b) the GWA immediately prior to the purchase payment plus an amount equal to 5% of the purchase payment, and


We will not change the GWA or the LIA if the recalculated amount is less than the GWA or LIA, as the case may be, before the additional purchase payment.



Additional purchase payments, if accepted, will increase the GWB and may increase the GWA and the LIA.



INVESTMENT OPTIONS [SECTION REPOSITIONED AND REVISED AS SHOWN]

While Principal Plus for Life is in effect, under our current rules you must invest 100% of your contract value at all times either:


         a) among the Lifestyle and Money Market Portfolio investment options currently available with Principal Plus for Life (see "Lifestyle and Money Market Portfolio Investment Options Available with Principal Plus for Life," below); or


         b) in a manner consistent with any one of the Model Allocations currently available with Principal Plus for Life (see "Model Allocations Available with Principal Plus for Life" below).

You may transfer between (a) and (b), or vice versa, on any date subject to our restrictions on frequent trading, provided 100% of your contract value is transferred. Withdrawals will be taken in accordance with our default procedures; you may not specify the investment option from which a withdrawal is to be made. (See "ACCUMULATION PERIOD PROVISIONS -- Withdrawals.") Subsequent purchase payments will be allocated in accordance with your instructions, subject to the restrictions described herein. All investment options may not be available through all distribution partners.


YOU SHOULD CONSULT WITH YOUR FINANCIAL ADVISOR TO ASSIST YOU IN DETERMINING WHICH MODEL ALLOCATION OR INVESTMENT OPTION AVAILABLE WITH PRINCIPAL PLUS FOR LIFE IS BEST SUITED FOR YOUR FINANCIAL NEEDS AND RISK TOLERANCE.


Lifestyle and Money Market Portfolio Investment Options Available with Principal Plus for Life. You may allocate your contract value to any one, or any combination, of the Money Market or the Lifestyle Portfolio investment options currently available with Principal Plus for Life and you may also use our Dollar Cost Averaging ("DCA") program from the Money Market Portfolio or the DCA fixed account investment option in connection with your selected investment options.

The Lifestyle and Money Market Portfolio investment options currently available with Principal Plus for Life are the same as those available with Principal Plus. See the "Lifestyle and Money Market Portfolio Investment Options Available with Principal Plus" section of the Prospectus.

Model Allocations Available with Principal Plus for Life. You may allocate your entire contract value to one of the Model Allocations currently available with Principal Plus for Life and you may also use our Dollar Cost Averaging ("DCA") program from the DCA fixed account investment option in connection with your selected Model Allocation. You must, however, rebalance your entire contract value to your selected Model Allocation on a quarterly basis. In addition, you may not transfer monies between investment options other than to transfer 100% of your contract value to another Model Allocation or 100% to any one, or any combination of, the Lifestyle and Money Market Portfolio Investment Options available with Principal Plus for Life.

The Model Allocations currently available with Principal Plus for Life are the same as those available with Principal Plus. See the "Model Allocations Available with Principal Plus" section of the Prospectus.

WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. If we restrict an investment option, we will not allow transfers into the restricted investment option and you may not allocate purchase payments to the restricted investment option after the date of the restriction. Any amounts you allocated to an investment option before we imposed restrictions will not be affected by such restrictions as long as it remains in that investment option. Any amounts you allocate to Fixed Investment Options may be renewed subject to the terms of the contract.


We also reserve the right to limit the actual percentages you may allocate to certain investment options to require that you choose certain investment options in conjunction with other investment options, to limit your ability to transfer between existing investment options and/or require you to periodically rebalance existing variable investment accounts to the percentages we require.



IF YOU ELECT TO PURCHASE PRINCIPAL PLUS FOR LIFE YOU MAY INVEST YOUR CONTRACT VALUE ONLY IN THE INVESTMENT OPTIONS WE MAKE AVAILABLE WITH THIS BENEFIT.



LIFE EXPECTANCY DISTRIBUTIONS


You may request us in writing, in a form acceptable to us, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or, if applicable, the joint life expectancy of you and your spouse). For purposes of Principal Plus for Life, withdrawals under our Life Expectancy Distribution program are distributions within a calendar year that are intended to be paid to you:

         o pursuant to Internal Revenue Code ("Code") Section 72(q)(2)(D) or Section 72(t)(2)(A)(iv) upon the request of the owner (we sometimes refer to these as "Pre-59 1/2 Distributions"); or

         o pursuant to Code Section 72(s)(2) upon the request of the owner (we sometimes refer to these as "Non-Qualified Death Benefit Stretch Distributions"); or



         o as required or contemplated by Code Section 401(a)(9), Section 403(b)(10), Section 408(b)(3), or Section 408A(c), as the case may be (we sometimes refer to these as "Qualified Death Benefit Stretch Distributions" or "Required Minimum Distributions").


Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your contract's proportional share of all "life expectancy" distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.

WE BASE OUR "LIFE EXPECTANCY" CALCULATIONS ON OUR UNDERSTANDING AND INTERPRETATION OF THE REQUIREMENTS UNDER TAX LAW APPLICABLE TO PRE-59 1/2 DISTRIBUTIONS, REQUIRED MINIMUM DISTRIBUTIONS, NON-QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS AND QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS. YOU SHOULD DISCUSS THESE MATTERS WITH YOUR TAX ADVISOR PRIOR TO ELECTING PRINCIPAL PLUS FOR LIFE.

Each withdrawal under our Life Expectancy Distribution program will reduce your contract value and your GWB. We will not, however, Reset your GWB, GWA or LIA if a withdrawal under our Life Expectancy Distribution program (based on our current understanding and interpretation of the tax law) causes total withdrawals during a Contract Year to exceed the GWA or LIA, as applicable.


WE WILL NOT MAKE ANY FURTHER WITHDRAWALS UNDER OUR LIFE EXPECTANCY DISTRIBUTION PROGRAM IF BOTH THE CONTRACT VALUE AND THE GWB ARE DEPLETED TO ZERO. WE WILL MAKE DISTRIBUTIONS AS PART OF THE CONTRACT'S "SETTLEMENT PHASE," HOWEVER, IF THE LIA IS GREATER THAN ZERO AND THE COVERED PERSON IS LIVING AT THAT TIME.



We designed our Life Expectancy Distribution Program to provide minimum lifetime distributions as described or as required under certain sections of the Code. Withdrawals under our automatic Life Expectancy Distribution program will not be treated as excess withdrawals and will not Reset the GWB, GWA or LIA.



No Loans under 403(b) plans. The loan privilege described in the Prospectus for contracts issued in connection with certain Section 403(b) plans is NOT available if you elect Principal Plus for Life.



SETTLEMENT PHASE



We automatically make settlement payments during Principal Plus for Life's "settlement phase." The "settlement phase" begins if you make a withdrawal that, together with all other withdrawals during the Contract Year, is equal to or less than the GWA, but the withdrawal reduces the contract value to zero and either the GWB or the LIA immediately after the withdrawal is still greater than zero. During this phase, the contract will continue but all other rights and benefits under the contract, including death benefits and any additional riders, terminate. We will not accept additional purchase payments and we will not deduct any charge for the Principal Plus for Life benefit during the settlement phase.



At the beginning of the settlement phase, you generally may choose an annual settlement payment amount that we will automatically pay to you. The settlement payment amount we permit you to choose varies:



         o You may choose an amount that is no greater than, or equal to, the GWA if the GWB is greater than zero at the beginning of the settlement phase. We reduce any remaining GWB each time we make a settlement payment, and automatically pay the settlement amount to you each Contract Year while the Covered Person is alive until the GWB reduces to zero. After that, we will make settlement payments to you each Contract Year during the Cover Person's lifetime in an amount that is equal to any remaining LIA value.



         o You may choose to continue to receive distribution payments under the Life Expectancy Distribution program if the program is in effect and the GWB is greater than zero at the beginning of the settlement phase. If you do, we will reduce any remaining GWB each time we make a distribution payment and automatically make distribution payments each Contract Year while the Covered Person is alive until the GWB reduces to zero. (See "Life Expectancy Distributions.) After that, we will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to any remaining LIA value.



         o We will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to the LIA if there is no remaining GWB at the beginning of the settlement phase. If the Covered Person is alive when the GWB is depleted, we will continue to make settlement payments each Contract Year during the Covered Person's lifetime in an amount that is equal to the LIA.



         o After the Age 65 Contract Anniversary, if you choose to receive a settlement payment that is in excess of the LIA, we will recalculate the LIA in the same manner as a withdrawal that exceeds the LIA (see "Effect of Withdrawals," above). We do not recalculate the LIA, however, if you receive distribution payments under the Life Expectancy Distribution program.



[Paragraphs revised and moved to "Death benefits during the settlement phase," below.]



DEATH BENEFITS



Death benefits before the settlement phase. If any owner dies during the Accumulation Period but before the settlement phase, Principal Plus for Life will end if the Beneficiary takes the death benefit provided under the terms of the contract as a lump sum. If the Beneficiary elects not to take the death benefit as a lump sum, the following will apply:



If the Deceased
Owner is:                  And the Beneficiary Is:         Then Principal Plus for Life:
---------------            -----------------------         -------------------------------
1. The Covered             The deceased owner's spouse     o     Does not continue with respect to the LIA, but
Person                                                           continues with respect to the GWA if the death benefit
                                                                 or the GWB is greater than zero. We will automatically
                                                                 Step-Up the GWB to equal the initial death benefit we
                                                                 determine, if greater than the GWB prior to the death
                                                                 benefit.

                                                           o     Enters the settlement phase if a withdrawal would
                                                                 deplete the contract value to zero, and the GWB is
                                                                 still greater than zero.

                                                           o     Continues to impose the Principal Plus for Life fee.

                                                           o     Continues to be eligible for any remaining Bonuses and
                                                                 Step-Ups, but we will change the date we determine and
                                                                 apply these benefits to future anniversaries of the
                                                                 date we determine the initial death benefit. We will
                                                                 permit the spouse to opt out of the initial death
                                                                 benefit Step-Up, if any, and any future Step-Ups if we
                                                                 increase the rate of the Principal Plus for Life fee at
                                                                 that time.

2. The Covered             Not the deceased owner's        Continues in the same manner as 1., except that
Person                     spouse                          Principal Plus for Life:

                                                           o     Does not continue to be eligible for any remaining
                                                                 Bonuses and Step-Ups, other than the initial Step-Up of
                                                                 the GWB to equal the death benefit, if greater than the
                                                                 GWB prior to the death benefit. We will permit the
                                                                 Beneficiary to opt out of the initial death benefit
                                                                 Step-Up, if any, if we increase the rate of the
                                                                 Principal Plus for Life fee at that time.

3. Not the Covered         The deceased owner's spouse     Continues in the same manner as 1., except that
Person (e.g., an owner                                     Principal Plus for Life:
other than the                                             Continues with respect to the LIA for the Beneficiary. If the
Covered Person)                                            LIA has not been determined prior to the payment of any
                                                           portion of the death benefit, we will determine the initial
                                                           LIA on an anniversary of the date we determine the death
                                                           benefit after the Covered Person has reached age 65.


4. Not the Covered         Not the deceased owner's        Continues in the same manner as 1., except that
Person (e.g., an owner     spouse                          Principal Plus for Life:
other than the Covered
Person)                                                    o     Continues with respect to the LIA for the Beneficiary.
                                                                 If the LIA has not been determined prior to the payment
                                                                 of any portion of the death benefit, we will determine
                                                                 the initial LIA on an anniversary of the date we
                                                                 determine the death benefit after the Covered Person
                                                                 has reached age 65.

                                                           o     Does not continue to be eligible for any remaining
                                                                 Bonuses and Step-Ups, other than the initial Step-Up of
                                                                 the GWB to equal the death benefit, if greater than the
                                                                 GWB prior to the death benefit. We will permit the
                                                                 Beneficiary to opt out of the initial death benefit
                                                                 Step-Up, if any, if we increase the rate of the
                                                                 Principal Plus for Life fee at that time.




Death benefits during the settlement phase.



If you die during the settlement phase, the only death benefits we provide are the remaining settlement payments that may become due under the Principal Plus for Life rider. If the Covered Person dies during the settlement phase, we reduce the LIA to zero. If the Beneficiary is the deceased owner's spouse, the surviving spouse may choose the amount of the settlement payments up to the GWA. If the Beneficiary is not the deceased Owner's spouse, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner's death. Otherwise, the entire interest must be distributed within five years of the Owner's death.



TERMINATION



You may not terminate the Principal Plus for Life rider once it is in effect. However, Principal Plus for Life will terminate automatically upon the earliest of:



         a) the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the contract;



         b)       the date an Annuity Option under the contract begins



         c) the date the contract value, the GWB and the LIA all equal zero; or



         d)       termination of the contract.



PRINCIPAL PLUS FOR LIFE FEE



We charge an additional annual fee on each Contract Anniversary for Principal Plus for Life. The Principal Plus for Life fee is equal to 0.40% of the "Adjusted GWB." The Adjusted GWB is the GWB that was available on the prior Contract Anniversary adjusted for any Step-up or subsequent purchase payments made during the Contract Year prior to the current Contract Anniversary. We withdraw the Principal Plus for Life fee from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the contract value. We do not deduct the Principal Plus for Life fee during Principal Plus for Life's settlement phase or after the Maturity Date once an Annuity Option under the contract begins.



WE RESERVE THE RIGHT TO INCREASE THE PRINCIPAL PLUS FOR LIFE FEE ON THE EFFECTIVE DATE OF EACH STEP-UP. IN SUCH A SITUATION, THE PRINCIPAL PLUS FOR LIFE FEE WILL NEVER EXCEED 0.75%.



If a withdrawal is taken on any date other than the Contract Anniversary and such withdrawal (a) causes total withdrawals during that Contract Year to exceed the GWA and (b) reduces the contract value to zero, we will deduct a pro rata share of the Principal Plus for Life fee from the amount otherwise payable. We will determine the fee based on the Adjusted GWB. For purposes of determining the fee, we will deduct a pro rata share of the fee from the Contract Value on the date we determine the death benefit and once the Maturity Date is reached.



If the Beneficiary does not take the death benefit as a lump sum under the terms of the contract and Principal Plus for Life continues, we will determine the Adjusted GWB and the fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date. THE ADDITION OF PRINCIPAL PLUS FOR LIFE TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED ANNUALLY FOR THIS BENEFIT AND THE COVERED PERSON MUST ATTAIN AGE 65 AND REMAIN LIVING FOR YOU TO RECEIVE CERTAIN BENEFITS. FURTHERMORE, PRINCIPAL PLUS FOR LIFE LIMITS THE INVESTMENT OPTIONS OTHERWISE AVAILABLE UNDER THE CONTRACT, CONTAINS AGE CAPS AND LIMITATIONS ON A CONTRACT OWNER'S RIGHTS AND BENEFITS AT CERTAIN AGES AND VALUES, AND PROVIDES NO GUARANTEED WITHDRAWAL BENEFITS ONCE PAYMENTS BEGIN UNDER ANY OF THE ANNUITY OPTIONS DESCRIBED IN THE PROSPECTUS. YOU SHOULD CAREFULLY CONSIDER EACH OF THESE FACTORS BEFORE DECIDING IF PRINCIPAL PLUS FOR LIFE IS SUITABLE FOR YOUR NEEDS, ESPECIALLY AT OLDER AGES.


WE ADD THE FOLLOWING TO THE FEDERAL TAX MATTERS -- TAXATION OF ANNUITIES IN GENERAL SECTION OF THE PROSPECTUSES:

TAXATION OF PRINCIPAL PLUS FOR LIFE BENEFITS. Principal Plus for Life provides benefits that differ from those traditionally offered under variable annuity contracts. If this rider is in effect, the contract owner or his or her beneficiary may be entitled to take withdrawals under the Guaranteed Withdrawal Amount or Life Income Amount provisions of the rider even if the contract value is zero. Such withdrawals are treated as withdrawals for income tax purposes, and if the investment in the contract has been fully recovered, they are fully includible in income.

EXAMPLES

Example 1. Assume a single purchase payment of $100,000 at Covered Person's age 55, no additional purchase payments are made, withdrawals equal to the GWA are taken beginning in year 11. Also assume that the Contract Value is less than the GWB at the eligible Step-Up Dates, so there is no Step-Up and the Covered Person survives at least 31 years from issue.


                                                                                            GWB ON
CONTRACT       PURCHASE                                    WITHDRAWAL                      CONTRACT
  YEAR         PAYMENTS         GWA             LIA          TAKEN           BONUS       ANNIVERSARY
--------      ----------     ----------     ----------     ----------     ----------     -----------
At issue      $  100,000            N/A            N/A     $        0     $        0     $  100,000
    1                  0     $    5,000            N/A              0          5,000        105,000
    2                  0           5250            N/A              0          5,000        110,000
    3                  0          5,500            N/A              0          5,000        115,000
    4                  0          5,750            N/A              0          5,000        120,000
    5                  0          6,000            N/A              0          5,000        125,000
    6                  0          6,250            N/A              0          5,000        130,000
    7                  0          6,500            N/A              0          5,000        135,000
    8                  0          6,750            N/A              0          5,000        140,000
    9                  0          7,000            N/A              0          5,000        145,000
   10                  0          7,250            N/A              0          5,000        150,000
   11                  0          7,500     $    7,500          7,500              0        142,500
   12                  0          7,500          7,500          7,500              0        135,000
   13                  0          7,500          7,500          7,500              0        127,500
   14                  0          7,500          7,500          7,500              0        120,000
   15                  0          7,500          7,500          7,500              0        112,500
   20                  0          7,500          7,500          7,500              0         75,000
   25                  0          7,500          7,500          7,500              0         37,500
   30                  0          7,500          7,500          7,500              0              0
   31+                 0              0          7,500          7,500              0              0

Example 2. Assume an initial purchase payment of $100,000 at Covered Person's age 65, an additional purchase payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the GWA is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in bonuses in those years). Also assume that the contract value at the end of year 3 is less than the GWB so there is no step-up.


                            GWA AFTER       LIA AFTER                                     GWB ON
CONTRACT      PURCHASE       PURCHASE       PURCHASE      WITHDRAWAL                     CONTRACT
  YEAR        PAYMENTS       PAYMENT        PAYMENT         TAKEN          BONUS        ANNIVERSARY
--------     ----------     ----------     ----------     ----------     ----------     -----------
At issue     $  100,000             --            N/A     $        0     $        0     $  100,000
    1                 0     $    5,000     $    5,000              0          5,000        105,000
    2            10,000          5,750          5,750              0          5,500        120,500
    3                 0          6,025          6,025          6,025              0        114,475
    4                 0          6,025          6,025              0          5,500        119,975
    5                 0          6,025          6,025              0          5,500        125,475

Example 3. Assume a single purchase payment of $100,000 at age 63, no additional purchase payments are made, the GWB Steps-Up at the end of Contract Year 3, withdrawals equal to the GWA are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the GWA is taken at the end of Contract Year 5 (resulting in a reset). Since withdrawals are taken every year, there are no bonuses.



                                                                             HYPOTHETICAL
                                                                              CONTRACT
                                                                              VALUE ON
                                                                              CONTRACT
                               GWA AFTER       LIA AFTER                     ANNIVERSARY       GWB ON
CONTRACT       PURCHASE        PURCHASE        PURCHASE       WITHDRAWAL      PRIOR TO        CONTRACT
  YEAR         PAYMENTS         PAYMENT         PAYMENT          TAKEN        RIDER FEE      ANNIVERSARY
--------      ----------       ---------       ----------     -----------    ------------    -----------
At issue      $  100,000       $     --        $    --        $    --        $      --       $  100,000
   1                   0          5,000             --          5,000          102,000           95,000
   2                   0          5,000             --          5,000          103,828           90,000
   3                   0          5,000          4,500          5,000          105,781          105,781
   4                   0          5,289          5,289          5,289           94,946          100,492
   5                   0          5,289          5,289         10,000           79,898           79,898
   6                   0          3,995          3,995


                         SUPPLEMENT DATED ________, 2005

                       SUPPLEMENT DATED ________, 2005 TO
                         PROSPECTUSES DATED MAY 2, 2005


This Supplement is intended to be distributed with certain Prospectuses dated May 2, 2005 for variable annuity contracts issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York.

THIS SUPPLEMENT CHANGES THE PROSPECTUSES AS FOLLOWS:


We have revised the Guaranteed Principal Plus optional benefit described in the Prospectuses, and, subject to state availability, offer a new optional benefit rider that we call "GUARANTEED PRINCIPAL PLUS FOR LIFE" or "GPP FOR LIFE." We will continue to make the Principal Plus optional benefit described in the Prospectuses available for purchase in states where approved for a limited period of time after we make the Guaranteed Principal Plus for Life optional benefit available in your state.


WE ADD THE FOLLOWING TO THE SUMMARY -- CURRENTLY OFFERED OPTIONAL BENEFITS SECTION OF THE PROSPECTUSES:


Guaranteed Principal Plus for Life. We designed the Guaranteed Principal Plus for Life benefit to guarantee the return of your investments in the Contract, regardless of market performance, as long as you limit your withdrawals to a "GUARANTEED WITHDRAWAL AMOUNT" (or "GWA") each year. The initial GWA equals 5% of a "GUARANTEED WITHDRAWAL BALANCE" (or "GWB"). The initial GWB equals your initial purchase payment for the contract, up to a $5 million maximum. After you attain age 65, we will calculate a "LIFETIME INCOME AMOUNT" (or "LIA"). If you subsequently limit your annual withdrawals to the LIA, we will make the LIA benefit available to you for as long as you live, even after you have recovered your investments in the Contract, and even after your contract value reduces to zero.



The LIA will equal the GWA if you do not take any withdrawals until your Age 65 Contract Anniversary (i.e., the Contract Anniversary on or next following your 65th birthday), or if you purchase a contract after you attain age 65. If you purchase a contract for two or more owners, the LIA applies only to the life of the oldest owner.



Under Guaranteed Principal Plus for Life, you choose how much contract value to withdraw at any time. If your withdrawals (including any applicable withdrawal charges) exceed the GWA in any year, we may reduce the GWA that we guarantee for future withdrawals. Similarly, we may reduce the LIA that we guarantee for future lifetime benefit payments if your withdrawals (including any applicable withdrawal charges) exceed the LIA in any year after you attain age 65. (See "Impact of Withdrawals" beginning on page __). We will pay withdrawal benefits automatically in certain circumstances that we describe in the "Settlement Phase" and "Lifetime Distribution Payments" sections beginning on page ___.



YOU COULD LOSE BENEFITS IF YOUR ANNUAL WITHDRAWALS EXCEED THE GWA OR LIA. THE LIA MAY BE LESS THAN THE GWA IF YOU TAKE ANY WITHDRAWALS BEFORE YOUR AGE 65 CONTRACT ANNIVERSARY. YOU WILL LOSE THE LIA IF YOUR WITHDRAWALS BEFORE THE AGE 65 CONTRACT ANNIVERSARY DEPLETE YOUR CONTRACT VALUE AND ANY REMAINING GWB TO ZERO.



We reduce the GWB each time you take a withdrawal. On the Contract Anniversary on or after you reach 65, or if you are 65 or older at the time of purchase, the LIA will equal 5% of the GWB at that time. We will increase the GWB by a Bonus if you choose not to make any withdrawals at all during certain contract years. Depending on market performance, we may also increase or "Step-Up" the GWB on certain dates. You may also increase the amounts we guarantee by making additional purchase payments that we accept. WE IMPOSE SPECIAL LIMITS ON ADDITIONAL PURCHASE PAYMENTS FOR CONTRACTS ISSUED WITH GUARANTEED PRINCIPAL PLUS FOR LIFE. (See "Additional Purchase Payments" beginning on page ____.)



IF YOU ELECT TO PURCHASE GUARANTEED PRINCIPAL PLUS FOR LIFE, YOU MAY INVEST YOUR CONTRACT VALUE ONLY IN THE INVESTMENT OPTIONS WE MAKE AVAILABLE WITH THIS BENEFIT. (We describe these investment options on page 7 of this Supplement.)



Guaranteed Principal Plus for Life is available only at contract issue and cannot be revoked once elected. Guaranteed Principal Plus for Life is not available for qualified contracts if you are over age 80. For a full description of Guaranteed Principal Plus for Life, including benefits and limitations, see "Optional Benefits."


WE ADD THE FOLLOWING TO THE FEE TABLES SECTION OF THE PROSPECTUSES:




      FEES DEDUCTED FROM CONTRACT VALUE FOR CURRENTLY OFFERED OPTIONAL BENEFITS
Guaranteed Principal Plus for Life (as a percentage of the Adjusted GWB)#
    Maximum fee                                                                   0.75%#
     Current fee                                                                  0.40%#


# The current charge is 0.40%. We reserve the right to increase the charge to a maximum charge of 0.75% if the GWB is "Stepped-Up" to equal the contract value. The charge is deducted on an annual basis from the contract value.


WE ADD THE FOLLOWING TO THE OPTIONAL BENEFITS SECTION OF THE PROSPECTUSES:


GUARANTEED PRINCIPAL PLUS FOR LIFE



[Paragraph revised and moved to Overview]




DEFINITIONS. We use the following definitions to describe how Guaranteed Principal Plus for Life works:



   Guaranteed Withdrawal   o  The total amount we guarantee to be available for
          Balance             future periodic withdrawals during the
           "GWB"              accumulation period.

                           o The initial GWB is equal to your initial purchase payment, up to the maximum GWB.

                           o  The maximum GWB at any time is $5,000,000.


    Guaranteed Withdrawal  o  The amount we guarantee to be available each
           Amount             contract year for withdrawal during the
           "GWA"              accumulation period until the GWB is depleted.

                           o  The initial GWA is equal to 5% of the initial GWB.

                           o  The maximum GWA at any time is $250,000.

      Covered Person       o  The person whose life we use to determine the
                              duration of the LIA payments.

                           o The oldest Owner at issue of the Rider or the oldest Annuitant in the case of a non-natural owner.

    Life Income Amount     o  The amount we guarantee to be available each
          "LIA"               contract year for withdrawal during the
                              accumulation period after the Age 65 Contract
                              Anniversary and while the Covered Person remains
                              alive as an owner or annuitant of the contract.

                           o  We determine the initial LIA on the Age 65
                              Contract Anniversary (or the date you purchase the benefit, if later.)

                           o The initial LIA is equal to 5% of the GWB at the time we make our determination.

     Age 65 Contract       The Contract Anniversary on, or next following,
       Anniversary         the date the Covered Person attains age 65.

         Reset A reduction of guaranteed amounts resulting from our recalculation of the GWB, GWA or LIA. We may Reset guaranteed amounts if your annual withdrawals of contract value exceed the GWA or LIA.

        Step-Up An increase of guaranteed amounts resulting from our recalculation of the GWB, GWA or LIA on certain anniversary dates to reflect market performance that exceeds previously calculated benefits.

For purposes of the following description of Guaranteed Principal Plus for Life, "withdrawal" refers to the amount withdrawn, including any applicable withdrawal charges.


OVERVIEW.


The optional Guaranteed Principal Plus for Life rider provides a guaranteed minimum withdrawal benefit during the accumulation period. We designed the Guaranteed Principal Plus for Life rider to guarantee the return of your investments in the contract, as long as you limit your withdrawals each Contract Year during the accumulation period to a "Guaranteed Withdrawal Amount" or "GWA." On the Age 65 Contract Anniversary, or at issue if the Covered Person is already 65 or older, we calculate a "Lifetime Income Amount" or "LIA." If you subsequently limit your annual withdrawals to the LIA, Guaranteed Principal Plus for Life guarantees that we will make the LIA benefit available to you, as long as that Covered Person is alive and an owner or annuitant under the contract, even after you have recovered your investments in the contract and even if your contract value reduces to zero.



We provide additional information about Guaranteed Principal Plus for Life in the following sections:



          o Effect of Withdrawals -- describes how the actual amount you choose to withdraw in any Contract Year affects certain features of Guaranteed Principal Plus for Life. SINCE THE BENEFIT OF GUARANTEED PRINCIPAL PLUS FOR LIFE IS ACCESSED THROUGH WITHDRAWALS, GUARANTEED PRINCIPAL PLUS FOR LIFE MAY NOT BE APPROPRIATE FOR OWNERS WHO DO NOT FORESEE A NEED FOR LIQUIDITY AND WHOSE PRIMARY OBJECTIVE IS TO TAKE MAXIMUM ADVANTAGE OF THE TAX DEFERRAL ASPECT OF THE CONTRACT. PRIOR TO ELECTING GUARANTEED PRINCIPAL PLUS FOR LIFE, YOU SHOULD CONSULT WITH YOUR TAX AND FINANCIAL ADVISORS ON THIS MATTER, AS WELL AS OTHER TAX MATTERS ASSOCIATED WITH GUARANTEED PRINCIPAL PLUS FOR LIFE. [INSERTED PARAGRAPH FROM "EFFECT OF WITHDRAWALS."]



          o Bonus Qualification and Effect -- describes how the amounts we guarantee may increase by a bonus in certain years if you make no withdrawals during those Contract Years.



          o Step-Up of GWB, GWA and LIA -- describes how we may increase the GWB, GWA and/or LIA on certain dates to reflect favorable market performance.



          o Additional Purchase Payments -- describes how you may increase the GWB, GWA and/or LIA by making additional purchase payments, and the special limitations we impose on the payments that we will accept.



          o Investment Options -- describes the special limitations we impose in the investment options we make available.



          o Life Expectancy Distributions -- describes our special program to provide minimum distribution amounts required under certain sections of the Code.



          o Settlement Phase -- describes the circumstances when we automatically provide guaranteed amounts to you.



          o Death Benefits -- describes how Guaranteed Principal Plus for Life affects the death benefits provided under your contract.



          o Termination -- describes when Guaranteed Principal Plus for Life benefits end.



          o Guaranteed Principal Plus for Life fee -- provides further information on the fee we charge for this benefit.



You may elect Guaranteed Principal Plus for Life at the time the contract is issued, provided:



          o Guaranteed Principal Plus for Life is available for sale in the state where the contract is sold;



          o you limit your investment of purchase payments and contract value to the investment options we make available with Guaranteed Principal Plus for Life;



          o    you have not yet attained age 81 (for Qualified contracts only).



We reserve the right to accept or refuse to issue Guaranteed Principal Plus for Life at our sole discretion. Once you elect Guaranteed Principal Plus for Life, its effective date will be the Contract Date and it is irrevocable. We charge an additional fee for Guaranteed Principal Plus for Life and reserve the right to increase the charge to a maximum charge of 0.75% if the GWB is "Stepped-Up" to equal the contract value. (See "Guarnteed Principal Plus for Life Fee.")



EFFECT OF WITHDRAWALS[Section repositioned and revised as shown]

We decrease the GWB each time you make a withdrawal. If your total withdrawals during a Contract Year are less than or equal to the GWA, we will decrease the GWB by the amount of the withdrawals. If a withdrawal causes total withdrawals during a Contract Year to exceed the GWA (or if total withdrawals during a Contract Year have already exceeded the GWA), we will automatically Reset the GWB to equal the lesser of:


          (a)  the contract value immediately after the withdrawal; or

          (b) the GWB immediately prior to the withdrawal minus the amount of the withdrawal.


[DELETED PARAGRAPH - MOVED TO OVERVIEW]



Each time we Reset the GWB, we also recalculate the GWA. The GWA will equal the lesser of (a) the GWA prior to the withdrawal or (b) 5% of the greater of the Contract Value after the withdrawal or the new GWB value. After the Age 65 Contract Anniversary, we also will recalculate the LIA if a withdrawal causes total withdrawals during a Contract Year to exceed the LIA (or if total withdrawals during a Contract Year have already exceeded the LIA). In that case, the LIA will equal the lesser of (a) the LIA prior to the withdrawal or (b) 5% of the greater of the contract value immediately after the withdrawal or the new GWB value.


In certain circumstances, however, we will not Reset the GWB, GWA and/or the LIA, even where a withdrawal would exceed the GWA and/or LIA for a Contract Year. These involve withdrawals taken as "Life Expectancy Distributions" under an automatic distribution program provided by us. (See "Life Expectancy Distributions.")


We do not change your GWA when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the GWA. Similarly, we do not change your LIA when you make a withdrawal if your total withdrawals during a Contract Year are less that or equal to the LIA. If you take any withdrawals prior to the Contract Year in which the Covered Person attains age 65, the initial amount of the LIA may be less than the GWA. In addition, if you continue to take withdrawals in excess of the LIA, you may eventually lose any benefit based on the LIA, even if the amount you withdraw each year is less than or equal to the GWA. If your withdrawals (including any applicable withdrawal charges) are less than the full GWA available in any Contract Year, the remaining GWA cannot be carried forward to the next Contract Year.



The Guaranteed Principal Plus for Life benefit enters a "Settlement Phase" if a withdrawal less than or equal to the GWA reduces the contract value to zero but either the GWB or the LIA immediately after the withdrawal is greater than zero (See "Settlement Phase"). The Guaranteed Principal Plus for Life benefit terminates if the contract value, GWB and LIA immediately after a withdrawal are all equal to zero (See "Rider Fee" and "Termination.")




If your annual withdrawals exceed the GWA, we will recalculate amounts we guarantee for future withdrawals. We may Reset GWB, GWA and LIA values to reflect reductions that exceed the amount of your withdrawals. A Reset also.may reduce the total amount guaranteed below the total of your purchase payments and may reduce or eliminate future GWA and LIA values. Withdrawals in excess of the LIA may reduce or eliminate future LIA values.


BONUS QUALIFICATION AND EFFECT


We will increase the GWB at the end of each Contract Year during Guaranteed Principal Plus for Life's Bonus Period if you take no withdrawals during that Contract Year. For these purposes, the Bonus Period is the lesser of the first 10 Contract Years or each Contract Year up to the Contract Year in which the Covered Person attains age 80. Each time you qualify for a Bonus, we will increase the GWB:



     o by an amount equal to 5% of total purchase payments to the contract if you did not previously Step-Up the GWB and/or we did not previously Reset the GWB (see "Effects of Withdrawals" below), otherwise


     o by an amount equal to 5% of the GWB immediately after the latest Step-Up or Reset, increased by any purchase payments received since such latest Step-Up or Reset.

Each time we apply a bonus to the GWB, we will also recalculate the GWA and the LIA. The GWA will equal the greater of GWA prior to the bonus or 5% of the GWB after the bonus. The LIA will equal the greater of the LIA prior to the bonus or 5% of the GWB after the bonus.


Bonuses, when applied, will increase the GWB and may increase the GWA and the LIA.

STEP-UP OF GWB, GWA AND LIA [SECTION REPOSITIONED AND REVISED AS SHOWN]



If the contract value on any Step-Up Date is greater than the GWB on that date, we will automatically increase ("Step-Up") the GWB to equal the contract value (subject to the maximum GWB limit of $5 million). Each time we apply a Step-Up, we will also recalculate the GWA, the LIA, and the Rider Fee (See "Guaranteed Principal Plus for Life Fee.") The GWA will equal the greater of the GWA prior to the Step-Up or 5% of the new GWB value after the Step-Up and the LIA will equal the greater of the LIA prior to the Step-Up or 5% of the new GWB value after the Step-Up. We also reserve the right to increase the rate of the Guaranteed Principal Plus for Life fee up to a maximum rate of 0.75%. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity to decline the automatic Step-Up. (See "Guaranteed Principal Plus for Life Fee.") The Step-Up Dates are every 3rd (e.g. 3rd, 6th, 9th ...etc.) Contract Anniversary after the Contract Date, up to and including the 30th Contract Anniversary while the Guaranteed Principal Plus for Life Benefit is in effect.


If you decline an automatic Step-Up, you will have the option to elect to Step-Up the GWB (as well as the GWA and LIA) within 30 days of subsequent Step-Up Dates. If you decide to Step-Up the GWB, we will thereafter resume automatic Step-Ups.


Step-ups will increase the GWB and may increase the GWA and the LIA.



ADDITIONAL PURCHASE PAYMENTS [SECTION REPOSITIONED AND REVISED AS SHOWN]



Purchase payment limits, in general. You must obtain our prior approval if the contract value immediately following an additional purchase payment would exceed $1,000,000. We do not permit additional purchase payments during a contract's "settlement phase," as described below. Other limitations on additional payments may vary by state.



Special purchase payment limits on "non-qualified" contracts. If we issue your contract not in connection with an IRA or other tax-qualified retirement plan, we also impose the following limit on your ability to make purchase payments:



     o on or after the first Contract Anniversary, without our prior approval, we will not accept an additional purchase payment if your total payments after the first Contract Anniversary exceed $100,000.



Special purchase payment limits on "qualified" contracts. If we issue your contract in connection with a tax qualified retirement plan, including an IRA, we also impose additional limits on your ability to make purchase payments:



     o on and after the Age 65 Contract Anniversary (or after the first Contract Anniversary if we issue your contract after you become age
          65), without our prior approval, we will not accept an additional purchase payment if your total payments after the first Contract Anniversary exceed $100,000,



     o for the year that you become age 70 1/2 and for any subsequent years, if your contract is issued in connection with an IRA, we will only accept a purchase payment that qualifies as a "rollover contribution," but



     o we will not accept any purchase payment after the oldest owner becomes age 81.



You should consult with a qualified tax advisor prior to electing Guaranteed Principal Plus for Life for further information on tax rules affecting Qualified Contracts, including IRAs.



WE RESERVE THE RIGHT TO REFUSE TO ACCEPT ADDITIONAL PURCHASE PAYMENTS AT ANY TIME AFTER THE FIRST CONTRACT ANNIVERSARY TO THE EXTENT PERMITTED IN THE STATE WE ISSUE YOUR CONTRACT. We waive this right for additional payments before the Age 65 Contract Anniversary that are permitted to contracts issued in connection with tax qualified retirement plans, including IRAs.



Effect of Additional Purchase Payments. We will increase the total GWB by the amount of each additional purchase payment we accept (subject to the maximum GWB limit of $5 million). In addition, we will recalculate the GWA and the LIA and usually increase it:


   o in the case of the GWA, to equal the lesser of:

                    (a) 5% of the GWB immediately after the purchase payment; or

                    (b) the GWA immediately prior to the purchase payment plus an amount equal to 5% of the purchase payment, and


We will not change the GWA or the LIA if the recalculated amount is less than the GWA or LIA, as the case may be, before the additional purchase payment.

Additional purchase payments, if accepted, will increase the GWB and may increase the GWA and the LIA.



INVESTMENT OPTIONS [SECTION REPOSITIONED AND REVISED AS SHOWN]



While Guaranteed Principal Plus for Life is in effect, under our current rules you must invest 100% of your contract value at all times among the Scudder Strategic Asset Management and Scudder Money Market Portfolio investment options currently available with Guaranteed Principal Plus for Life (see "Scudder Strategic Asset Management and Scudder Money Market Portfolio Investment Options Available with Guaranteed Principal Plus for Life," below.)



Withdrawals will be taken in accordance with our default procedures; you may not specify the investment option from which a withdrawal is to be made. (See "ACCUMULATION PERIOD PROVISIONS -- Withdrawals.") Subsequent purchase payments will be allocated in accordance with your instructions, subject to the restrictions described herein. All investment options may not be available through all distribution partners.



YOU SHOULD CONSULT WITH YOUR FINANCIAL ADVISOR TO ASSIST YOU IN DETERMINING WHICH INVESTMENT OPTION AVAILABLE WITH GUARANTEED PRINCIPAL PLUS FOR LIFE IS BEST SUITED FOR YOUR FINANCIAL NEEDS AND RISK TOLERANCE.



Scudder Strategic Asset Management and Scudder Money Market Portfolio Investment Options Available with Guaranteed Principal Plus for Life. You may allocate your contract value to any one, or any combination, of the Scudder Money Market or the Scudder Strategic Asset Management Portfolio investment options currently available with Guaranteed Principal Plus for Life and you may also use our Dollar Cost Averaging ("DCA") program from the any available DCA fixed account investment option in connection with your selected investment options.



The Scudder Strategic Asset Management and Scudder Money Market Portfolio investment options currently available with Guaranteed Principal Plus for Life are the same as those available with Guaranteed Principal Plus. See the "Scudder Strategic Asset Management and Scudder Money Market Portfolio Investment Options Available with Guaranteed Principal Plus" section of the Prospectus.



We also reserve the right to limit the actual percentages you may allocate to certain investment options to require that you choose certain investment options in conjunction with other investment options, to limit your ability to transfer between existing investment options and/or to require you to periodically rebalance existing variable investment accounts to the percentages we require.


WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. If we restrict an investment option, we will not allow transfers into the restricted investment option and you may not allocate purchase payments to the restricted investment option after the date of the restriction. Any amounts you allocated to an investment option before we imposed restrictions will not be affected by such restrictions as long as it remains in that investment option. Any amounts you allocate to Fixed Investment Options may be renewed subject to the terms of the contract.

IF YOU ELECT TO PURCHASE GUARANTEED PRINCIPAL PLUS FOR LIFE YOU MAY INVEST YOUR CONTRACT VALUE ONLY IN THE INVESTMENT OPTIONS WE MAKE AVAILABLE WITH THIS BENEFIT.



LIFE EXPECTANCY DISTRIBUTIONS



You may request us in writing, in a form acceptable to us, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or, if applicable, the joint life expectancy of you and your spouse). For purposes of Guaranteed Principal Plus for Life, withdrawals under our Life Expectancy Distribution program are distributions within a calendar year that are intended to be paid to you:


     o    pursuant to Internal Revenue Code ("Code") Section 72(q)(2)(D) or
          Section 72(t)(2)(A)(iv) upon the request of the owner (we sometimes refer to these as "Pre-59 1/2 Distributions"); or

     o pursuant to Code Section 72(s)(2) upon the request of the owner (we sometimes refer to these as "Non-Qualified Death Benefit Stretch Distributions"); or

     o as required or contemplated by Code Section 401(a)(9), Section 403(b)(10), Section 408(b)(3), or Section 408A(c), as the case may be (we sometimes refer to these as "Qualified Death Benefit Stretch Distributions" or "Required Minimum Distributions").

Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your contract's proportional share of all "life expectancy" distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.


WE BASE OUR "LIFE EXPECTANCY" CALCULATIONS ON OUR UNDERSTANDING AND INTERPRETATION OF THE REQUIREMENTS UNDER TAX LAW APPLICABLE TO PRE-59 1/2 DISTRIBUTIONS, REQUIRED MINIMUM DISTRIBUTIONS, NON-QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS AND QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS. YOU SHOULD DISCUSS THESE MATTERS WITH YOUR TAX ADVISOR PRIOR TO ELECTING GUARANTEED PRINCIPAL PLUS FOR LIFE.


Each withdrawal under our Life Expectancy Distribution program will reduce your contract value and your GWB. We will not, however, Reset your GWB, GWA or LIA if a withdrawal under our Life Expectancy Distribution program (based on our current understanding and interpretation of the tax law) causes total withdrawals during a Contract Year to exceed the GWA or LIA, as applicable.


WE WILL NOT MAKE ANY FURTHER WITHDRAWALS UNDER OUR LIFE EXPECTANCY DISTRIBUTION PROGRAM IF BOTH THE CONTRACT VALUE AND THE GWB ARE DEPLETED TO ZERO. WE WILL MAKE DISTRIBUTIONS AS PART OF THE CONTRACT'S "SETTLEMENT PHASE," HOWEVER, IF THE LIA IS GREATER THAN ZERO AND THE COVERED PERSON IS LIVING AT THAT TIME.



We designed our Life Expectancy Distribution Program to provide minimum lifetime distributions as described or as required under certain sections of the Code. Withdrawals under our automatic Life Expectancy Distribution program will not be treated as excess withdrawals and will not Reset the GWB, GWA or LIA.



No Loans under 403(b) plans. The loan privilege described in the Prospectus for contracts issued in connection with certain Section 403(b) plans is NOT available if you elect Guaranteed Principal Plus for Life.



SETTLEMENT PHASE



We automatically make settlement payments during Guaranteed Principal Plus for Life's "settlement phase." The "settlement phase" begins if you make a withdrawal that, together with all other withdrawals during the Contract Year, is equal to or less than the GWA, but the withdrawal reduces the contract value to zero and either the GWB or the LIA immediately after the withdrawal is still greater than zero. During this phase, the contract will continue but all other rights and benefits under the contract, including death benefits and any additional riders, terminate. We will not accept additional purchase payments and we will not deduct any charge for the Guaranteed Principal Plus for Life benefit during the settlement phase.



At the beginning of the settlement phase, you generally may choose an annual settlement payment amount that we will automatically pay to you. The settlement payment amount we permit you to choose varies:

     o You may choose an amount that is no greater than, or equal to, the GWA if the GWB is greater than zero at the beginning of the settlement phase. We reduce any remaining GWB each time we make a settlement payment, and automatically pay the settlement amount to you each Contract Year while the Covered Person is alive until the GWB reduces to zero. After that, we will make settlement payments to you each Contract Year during the Cover Person's lifetime in an amount that is equal to any remaining LIA value.



     o You may choose to continue to receive distribution payments under the Life Expectancy Distribution program if the program is in effect and the GWB is greater than zero at the beginning of the settlement phase. If you do, we will reduce any remaining GWB each time we make a distribution payment and automatically make distribution payments each Contract Year while the Covered Person is alive until the GWB reduces to zero. (See "Life Expectancy Distributions.) After that, we will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to any remaining LIA value.



     o We will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to the LIA if there is no remaining GWB at the beginning of the settlement phase. If the Covered Person is alive when the GWB is depleted, we will continue to make settlement payments each Contract Year during the Covered Person's lifetime in an amount that is equal to the LIA.



     o After the Age 65 Contract Anniversary, if you choose to receive a settlement payment that is in excess of the LIA, we will recalculate the LIA in the same manner as a withdrawal that exceeds the LIA (see "Effect of Withdrawals," above). We do not recalculate the LIA, however, if you receive distribution payments under the Life Expectancy Distribution program.



[Paragraphs revised and moved to "Death benefits during the settlement phase," below.]



DEATH BENEFITS



Death benefits before the settlement phase. If any owner dies during the Accumulation Period but before the settlement phase, Guaranteed Principal Plus for Life will end if the Beneficiary takes the death benefit provided under the terms of the contract as a lump sum. If the Beneficiary elects not to take the death benefit as a lump sum, the following will apply:



If the Deceased           And the Beneficiary Is:         Then Guaranteed Principal Plus for Life:
Owner is:
------------------------- ------------------------------- --------------------------------------------------
1.  The Covered Person    The deceased owner's spouse     o     Does not continue with respect to the
                                                                LIA, but continues with respect to the GWA
                                                                if the death benefit or the GWB is greater
                                                                than zero. We will automatically Step-Up
                                                                the GWB to equal the initial death benefit
                                                                we determine, if greater than the GWB
                                                                prior to the death benefit.

                                                          o     Enters the settlement phase if a withdrawal
                                                                would deplete the contract value to zero,
                                                                and the GWB is still greater than zero.

                                                          o     Continues to impose the Guaranteed Principal
                                                                Plus for Life fee.

                                                          o     Continues to be eligible for any
                                                                remaining Bonuses and Step-Ups, but we
                                                                will change the date we determine and
                                                                apply these benefits to future
                                                                anniversaries of the date we determine the
                                                                initial death benefit. We will permit the
                                                                spouse to opt out of the initial death
                                                                benefit Step-Up, if any, and any future
                                                                Step-Ups if we increase the rate of the
                                                                Guaranteed Principal Plus for Life fee at
                                                                that time.

2. The Covered Person     Not the deceased owner's        Continues in the same manner as 1., except that
                          spouse                          Guaranteed Principal Plus for Life:

                                                          o     Does not continue to be eligible for
                                                                any remaining Bonuses and Step-Ups, other
                                                                than the initial Step-Up of the GWB to
                                                                equal the death benefit, if greater than
                                                                the GWB prior to the death benefit. We
                                                                will permit the Beneficiary to opt out of
                                                                the initial death benefit Step-Up, if any,
                                                                if we increase the rate of the Guaranteed
                                                                Principal Plus for Life fee at that time.


3. Not the Covered        The deceased owner's spouse     Continues in the same manner as 1., except that
Person (e.g., an owner                                    Guaranteed Principal Plus for Life:
other than the Covered                                    Continues with respect to the LIA for the
Person)                                                   Beneficiary. If the LIA has not been determined
                                                          prior to the payment of any portion of the
                                                          death benefit, we will determine the initial
                                                          LIA on an anniversary of the date we
                                                          determine the death benefit after the
                                                          Covered Person has reached age 65.

4. Not the Covered        Not the deceased owner's        Continues in the same manner as 1., except that
Person (e.g., an owner    spouse                          Guaranteed Principal Plus for Life:
other than the Covered
Person)                                                   o     Continues with respect to the LIA for the
                                                                Beneficiary. If the LIA has not been
                                                                determined prior to the payment of any
                                                                portion of the death benefit, we will
                                                                determine the initial LIA on an anniversary
                                                                of the date we determine the death benefit
                                                                after the Covered Person has reached age 65.

                                                          o     Does not continue to be eligible for
                                                                any remaining Bonuses and Step-Ups, other
                                                                than the initial Step-Up of the GWB to
                                                                equal the death benefit, if greater than
                                                                the GWB prior to the death benefit. We
                                                                will permit the Beneficiary to opt out of
                                                                the initial death benefit Step-Up, if any,
                                                                if we increase the rate of the Guaranteed
                                                                Principal Plus for Life fee at that time.




Death benefits during the settlement phase.



If you die during the settlement phase, the only death benefits we provide are the remaining settlement payments that may become due under the Guaranteed Principal Plus for Life rider. If the Covered Person dies during the settlement phase, we reduce the LIA to zero. If the Beneficiary is the deceased owner's spouse, the surviving spouse may choose the amount of the settlement payments up to the GWA. If the Beneficiary is not the deceased Owner's spouse, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner's death. Otherwise, the entire interest must be distributed within five years of the Owner's death.



TERMINATION



You may not terminate the Guaranteed Principal Plus for Life rider once it is in effect. However, Guaranteed Principal Plus for Life will terminate automatically upon the earliest of:


     a) the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the contract;

     b)   the date an Annuity Option under the contract begins

     c)   the date the contract value, the GWB and the LIA all equal zero; or

     d)   termination of the contract.

GUARANTEED PRINCIPAL PLUS FOR LIFE FEE




We charge an additional annual fee on each Contract Anniversary for Guaranteed Principal Plus for Life. The Guaranteed Principal Plus for Life fee is equal to 0.40% of the "Adjusted GWB." The Adjusted GWB is the GWB that was available on the prior Contract Anniversary adjusted for any Step-up or subsequent purchase payments made during the Contract Year prior to the current Contract Anniversary. We withdraw the Guaranteed Principal Plus for Life fee from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the contract value. We do not deduct the Guaranteed Principal Plus for Life fee during Guaranteed Principal Plus for Life's settlement phase or after the Maturity Date once an Annuity Option under the contract begins.



WE RESERVE THE RIGHT TO INCREASE THE GUARANTEED PRINCIPAL PLUS FOR LIFE FEE ON THE EFFECTIVE DATE OF EACH STEP-UP. IN SUCH A SITUATION, THE GUARANTEED PRINCIPAL PLUS FOR LIFE FEE WILL NEVER EXCEED 0.75%.



If a withdrawal is taken on any date other than the Contract Anniversary and such withdrawal (a) causes total withdrawals during that Contract Year to exceed the GWA and (b) reduces the contract value to zero, we will deduct a pro rata share of the Guaranteed Principal Plus for Life fee from the amount otherwise payable. We will determine the fee based on the Adjusted GWB. For purposes of determining the fee, we will deduct a pro rata share of the fee from the Contract Value on the date we determine the death benefit and once the Maturity Date is reached.



If the Beneficiary does not take the death benefit as a lump sum under the terms of the contract and Guaranteed Principal Plus for Life continues, we will determine the Adjusted GWB and the fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.



THE ADDITION OF GUARANTEED PRINCIPAL PLUS FOR LIFE TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED ANNUALLY FOR THIS BENEFIT AND THE COVERED PERSON MUST ATTAIN AGE 65 AND REMAIN LIVING FOR YOU TO RECEIVE CERTAIN BENEFITS. FURTHERMORE, GUARANTEED PRINCIPAL PLUS FOR LIFE LIMITS THE INVESTMENT OPTIONS OTHERWISE AVAILABLE UNDER THE CONTRACT, CONTAINS AGE CAPS AND LIMITATIONS ON A CONTRACT OWNER'S RIGHTS AND BENEFITS AT CERTAIN AGES AND VALUES, AND PROVIDES NO GUARANTEED WITHDRAWAL BENEFITS ONCE PAYMENTS BEGIN UNDER ANY OF THE ANNUITY OPTIONS DESCRIBED IN THE PROSPECTUS. YOU SHOULD CAREFULLY CONSIDER EACH OF THESE FACTORS BEFORE DECIDING IF GUARANTEED PRINCIPAL PLUS FOR LIFE IS SUITABLE FOR YOUR NEEDS, ESPECIALLY AT OLDER AGES.


WE ADD THE FOLLOWING TO THE FEDERAL TAX MATTERS -- TAXATION OF ANNUITIES IN GENERAL SECTION OF THE PROSPECTUSES:


TAXATION OF GUARANTEED PRINCIPAL PLUS FOR LIFE BENEFITS. Guaranteed Principal Plus for Life provides benefits that differ from those traditionally offered under variable annuity contracts. If this rider is in effect, the contract owner or his or her beneficiary may be entitled to take withdrawals under the Guaranteed Withdrawal Amount or Life Income Amount provisions of the rider even if the contract value is zero. Such withdrawals are treated as withdrawals for income tax purposes, and if the investment in the contract has been fully recovered, they are fully includible in income.

EXAMPLES

Example 1. Assume a single purchase payment of $100,000 at Covered Person's age 55, no additional purchase payments are made, withdrawals equal to the GWA are taken beginning in year 11. Also assume that the Contract Value is less than the GWB at the eligible Step-Up Dates, so there is no Step-Up and the Covered Person survives at least 31 years from issue.

                                                                                                 GWB ON
    CONTRACT        PURCHASE                                     WITHDRAWAL                     CONTRACT
      YEAR          PAYMENTS         GWA            LIA            TAKEN          BONUS        ANNIVERSARY
----------------- -------------- -------------- -------------- --------------- -------------- ---------------
    At issue           $100,000            N/A            N/A            $  0           $  0        $100,000
       1                      0         $5,000            N/A               0          5,000         105,000
       2                      0           5250            N/A               0          5,000         110,000
       3                      0          5,500            N/A               0          5,000         115,000
       4                      0          5,750            N/A               0          5,000         120,000
       5                      0          6,000            N/A               0          5,000         125,000
       6                      0          6,250            N/A               0          5,000         130,000
       7                      0          6,500            N/A               0          5,000         135,000
       8                      0          6,750            N/A               0          5,000         140,000
       9                      0          7,000            N/A               0          5,000         145,000
       10                     0          7,250            N/A               0          5,000         150,000
       11                     0          7,500         $7,500           7,500              0         142,500
       12                     0          7,500          7,500           7,500              0         135,000
       13                     0          7,500          7,500           7,500              0         127,500
       14                     0          7,500          7,500           7,500              0         120,000
       15                     0          7,500          7,500           7,500              0         112,500
       20                     0          7,500          7,500           7,500              0          75,000
       25                     0          7,500          7,500           7,500              0          37,500
       30                     0          7,500          7,500           7,500              0               0
      31+                     0              0          7,500           7,500              0               0

Example 2. Assume an initial purchase payment of $100,000 at Covered Person's age 65, an additional purchase payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the GWA is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in bonuses in those years). Also assume that the contract value at the end of year 3 is less than the GWB so there is no step-up.

                                  GWA AFTER      LIA AFTER                                       GWB ON
   CONTRACT        PURCHASE       PURCHASE       PURCHASE       WITHDRAWAL                      CONTRACT
     YEAR          PAYMENTS        PAYMENT        PAYMENT         TAKEN           BONUS       ANNIVERSARY
---------------- -------------- -------------- -------------- --------------- -------------- ---------------
   At issue           $100,000             --            N/A            $  0           $  0        $100,000
       1                     0         $5,000         $5,000               0          5,000         105,000
       2                10,000          5,750          5,750               0          5,500         120,500
       3                     0          6,025          6,025           6,025              0         114,475
       4                     0          6,025          6,025               0          5,500         119,975
       5                     0          6,025          6,025               0          5,500         125,475

Example 3. Assume a single purchase payment of $100,000 at age 63, no additional purchase payments are made, the GWB Steps-Up at the end of Contract Year 3, withdrawals equal to the GWA are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the GWA is taken at the end of Contract Year 5 (resulting in a reset). Since withdrawals are taken every year, there are no bonuses.

 CONTRACT YEAR      PURCHASE       GWA AFTER      LIA AFTER      WITHDRAWAL     HYPOTHETICAL       GWB ON
                    PAYMENTS       PURCHASE       PURCHASE         TAKEN          CONTRACT        CONTRACT
                                    PAYMENT        PAYMENT                        VALUE ON      ANNIVERSARY
                                                                                  CONTRACT
                                                                                ANNIVERSARY
                                                                                  PRIOR TO
                                                                                 RIDER FEE
----------------- -------------- -------------- -------------- --------------- --------------- ---------------
    At issue           $100,000         $   --         $   --          $   --         $    --        $100,000
       1                      0          5,000             --           5,000         102,000          95,000
       2                      0          5,000             --           5,000         103,828          90,000
       3                      0          5,000          4,500           5,000         105,781         105,781
       4                      0          5,289          5,289           5,289          94,946         100,492
       5                      0          5,289          5,289          10,000          79,898          79,898
       6                      0          3,995          3,995




                         SUPPLEMENT DATED ________, 2005

                                     PART B

                            INFORMATION REQUIRED IN A

                       STATEMENT OF ADDITIONAL INFORMATION

 (included in Registrants Form N-4, File No 333-70728, filed on April 29, 2005 and incorporated by reference herein)

                                     PART C

                                OTHER INFORMATION

Guide to Name Changes and Successions:

                                  NAME CHANGES

DATE OF CHANGE                         OLD NAME                                            NEW NAME
------------------                     --------                                            --------
October 1, 1997     NASL Variable Account                           The Manufacturers Life Insurance Company of North America
                                                                    Separate Account A

October 1, 1997     North American Security Life Insurance          The Manufacturers Life Insurance Company of North America
                    Company

November 1, 1997    NAWL Holding Co., Inc.                          Manulife-Wood Logan Holding Co., Inc.

September 24, 1999  Wood Logan Associates, Inc.                     Manulife Wood Logan, Inc

January 1, 2005     The Manufacturers Life Insurance Company        John Hancock Life Insurance Company (U.S.A.)
                    (U.S.A.) Separate Account A                     Separate Account A

January 1, 2005     The Manufacturers Life Insurance Company        John Hancock Life Insurance Company (U.S.A.)
                    (U.S.A.)

On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

The following changes became effective on January 1, 2002:

The Manufacturers Life Insurance Company of North America ("Manulife North America") merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife North America's assets, including the assets of Separate Account A.

                                    * * * * *

Item 24. Financial Statements and Exhibits

      (a)   Financial Statements

            incorporated by reference to post effective amendment No. 8 to the registration statement, file number 333-70728, filed April 29, 2005

      (b)   Exhibits

            (1)   (i)   Resolution of the Board of Directors of Manufacturers
                        Life Insurance Company (U.S.A.) establishing The
                        Manufacturers Life Insurance Company Separate Account H
                        - Incorporated by reference to Exhibit (1)(i) to pre-effective amendment no. 1 to this registration statement, file number 333-70728, filed January 2, 2002
                        (the "Pre-Effective Amendment")

            (2) Agreements for custody of securities and similar investments - Not Applicable.

            (3)   (i)   Form of Underwriting Agreement-- Incorporated by
                        reference to Exhibit (b)(3)(i) to Form N-4, file number
                        33-76162, filed March 1, 1999.

                  (ii) Form of Promotional Agent Agreement -- Incorporated by reference to Exhibit (b)(3)(ii) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

                  (iii) Form of Amendment to Promotional Agent Agreement -
                        Incorporated by reference to Exhibit (b)(3)(iii) to Form N-4, file number 33-76162, filed February 25, 1998.

                  (iv) Form of broker-dealer Agreement - Incorporated by reference to Exhibit (b)(3)(iv) to the registration statement on Form N-4 file number 333-70728, filed October 2, 2001.

            (4)   (i)   (A) Form of Specimen Flexible Purchase Payment
                            Individual Deferred Variable Annuity Contract, Non-Participating (v20/21) - Incorporated by reference to Exhibit (b)(4)(i)(A) to post-effective amendment no. 4 to registration statement on Form N-4 (file no. 33-76162) filed April 7, 1997.

                  (ii)  (B) Form of Specimen Flexible Purchase Payment
                            Individual Deferred Variable Annuity Contract, Non-Participating (v7) - Incorporated by reference to Exhibit (b)(4)(i)(B) to post-effective amendment no. 4 to registration statement on Form N-4 (file no. 33-76162) filed April 7, 1997.

                            (1) Form of Specimen Death Benefit Endorsement to
                                Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating
                                (v7) -- Previously filed as Exhibit
                                (b)(4)(ii)(B)(1) to post-effective amendment no. 4 to Form N-4 (file no. 33-76162) filed February 25, 1998.

                            (2) Form of Specimen Endorsements to Contract (v7):
                                (i) Individual Retirement Annuity Endorsement;
                                (ii) Retirement Equity Act Endorsement; (iii) Tax-sheltered Annuity Endorsement; (iv) Qualified Plan Endorsement Section 401 Plans -- Previously filed as Exhibit (b)(4)(ii)(B)(2) to post-effective amendment no. 4 to Form N-4 (file no.33-76162) filed February 25, 1998.

                        (C) Form of Specimen Death Benefit Endorsement to
                            Venture 3 Contract, Non-Participating -- Previously filed as Exhibit (b)(4)(ii)(C) to post-effective amendment no. 4 to Form N-4 (file no.33-76162) filed February 25, 1998

                        (D) Form of Fixed Account Endorsement (v20/21) -
                            Previously filed as Exhibit (b)(4)(ii)(E) to post-effective amendment no. 6 to Form N-4 (file no.33-76162) filed March 1, 1999.

                        (E) Form of Roth Individual Retirement Annuity
                            Endorsement - Previously filed as Exhibit
                            (b)(4)(ii)(F) to post-effective amendment no. 6 to Form N-4 (file no.33-76162) filed March 1, 1999.

                  (iii) Form of Guaranteed Income Rider (v20/21) -- Previously
                        filed as Exhibit (b)(4)(iii) to post-effective amendment no. 4 to Form N-4 (file no. 33-76162) filed February 25, 1998.

            (5)   (i)   Form of Specimen Application for Flexible Purchase
                        Payment Individual Deferred Combination Fixed and
                        Variable Annuity Contract, Non-Participating --
                        Incorporated by reference to Exhibit (b)(5)(i) to post effective amendment 5 to file number 333-24657, filed
                        February 28, 2000.

                  (ii) Form of Specimen Application for Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract (VENTURE.APP.009.98) - Incorporated by reference to Exhibit (b)(5)(i) to post-effective amendment no. 3 to this registration statement, filed March 1, 1999.

            (6)   (i)   Restated Articles of Redomestication of The
                        Manufacturers Life Insurance Company (U.S.A.) -
                        Incorporated by reference to Exhibit A(6) to the registration statement on Form S-6 filed July 20, 2000
                        (File No. 333-41814).

                  (ii) By-laws of The Manufacturers Life Insurance Company (U.S.A.) - Incorporated by reference to Exhibit A(6)(b) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).

            (7)   (i)   Form of Variable Annuity Reinsurance Agreement Contract
                        with Connecticut General Life Insurance Company, effective July 1, 1997--Incorporated by reference to Exhibit (b) (7) (i) to the registration statement filed
                        February 26, 1998.

                  (ii) Form of Automatic Reinsurance Agreement with Swiss Re Life & Health America Inc., effective August 1, 1997 - Incorporated by reference to Exhibit (b) (7) (ii) to this registration statement.

                  (iii) Form of contract of reinsurance in connection with the variable annuity contracts being offered - Contract with Manulife Reinsurance Corporation (USA), effective July 1, 1998 - Incorporated by reference to Exhibit
                        (b)(7)(iv) to Form N-4, file number 33-77878, filed December 16, 1998.

                  (iv) Form of Coinsurance Agreement with Peoples Security Life Insurance Company, effective June 30, 1995 - Incorporated by reference to Exhibit 10(iv) to pre-effective amendment No. 1 to Form S-1, file number 333-6011 filed January 29, 1997.

                  (v) Form of Automatic Reinsurance Agreement (Agreement 2000-14) with AXA Re Life Insurance Company, effective May 1, 2000. - Incorporated by reference to Exhibit (7)
                        (v) to the Pre-Effective Amendment.

                        i Form of Amendment No. 1 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company, Incoporated by reference to Exhibit (7) (v)(i) to post-effective amendment no. 1 to Form N-4, filed number 333-70728, filed April 29, 2002 (the
                              "Post-Effective Amendment No. 1").

                        ii Form of Amendment No. 2 to Automatic Reinsurance Agreement (Agreement 2000-14 dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to Exhibit (7)(v)(ii) to Post Effective Amendment No. 1.

                        iii Form of Amendment No. 3 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company, Incorporated by reference to Exhibit (7)(v)(iii) to Post Effective Amendment No. 1.

                  (vi) Form of Automatic Reinsurance Agreement (Agreement 2000-21) with AXA Re Life Insurance Company now known as AXA Corporate Solutions Life Reinsurance Company, effective August 15, 2000. Incorporated by reference to Exhibit (7) (vi) to Post Effective Amendment No. 1.

                  (vii) Form of Automatic Reinsurance Agreement (Agreement
                        2001-41) with AXA Corporate Solutions Life Reinsurance Company, effective January 29, 2001. Incorporated by reference to Exhibit (7) (vii) to Post Effective Amendment No. 1.

                  (viii) Form of Automatic Reinsurance Agreement (Agreement
                        2001-47) with AXA Corporate Solutions Life Reinsurance Company, effective July 1, 2001. Incorporated by reference to Exhibit (7)(viii) to Post Effective Amendment No. 1.

                        i Form of Amendment No. 1 to Automatic Reinsurance Agreement (Agreement 2001-47) dated July 1, 2001 with AXA Corporate Solutions Life Reinsurance Company. Incorporated by reference to Exhibit
                              (7)(viii)(i) to Post Effective Amendment No. 1.

                  (ix) Form of Automatic Reinsurance Agreement (Agreement 2001-48) with AXA Corporate Solutions Life Reinsurance Company, effective July 1, 2001. Incorporated by refrence to Exhibit (7)(ix) to Post Effective Amendment No. 1.

            (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

                  (i) Form of Remote Service Agreement dated November 1, 1996 with CSC Continuum Inc. -- Incorporated by reference to Exhibit (b)(8)(i) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

                  (ii) Amendment to Remote Service Agreement dated April 1, 1998 with CSC Continuum Inc. -- Incorporated by reference to Exhibit (b)(8)(ii) to post effective amendment no. 9 to Form N-4, file number 33-77878, filed April 28, 2000.

                  (iii) Amendment to Remote Service Agreement dated March 1999 with CSC Continuum Inc. - Incorporated by reference to Exhibit (b)(8)(ii) to post-effective amendment no. 9 to Form N-4, file number 33-76162 filed April 27, 2000.

                  (iv) Form of Merger Agreement with The Manufacturers Life Insurance Company (U.S.A.) and The Manufacturers Life Insurance Company of North America - Incorporated by reference to Exhibit (b)(8)(iv) to the registration statement on Form N-4, file number 333-70728, filed October 2, 2001.

            (9) Opinion of Counsel and consent to its use as to the legality of the securities being registered - Incorporated by reference to Exhibit (9) to the Pre-Effective Amendment.

            (10) Written consent of Ernst & Young LLP, independent auditors - incorporated by reference to post effective amendment No. 8, file number 333-70728, filed April 29, 2005

            (11) All financial statements omitted from Item 23, Financial Statements--Not Applicable

            (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners -- Not Applicable.

            (13) Schedules of computation,-- Incorporated by reference to Exhibit (b)(13) to post-effective amendment no. 2 to Form N-4, file number 33-76162, filed March 1, 1996.

            (14)  Financial Data Schedule - Not Applicable.

            (15)  Powers of Attorney

                  (i) Powers of Attorney (Felix Chee, Robert A. Cook, John DesPrez III, Geoffrey Guy, James O'Malley, Joseph J. Pietroski, Rex Schaybaugh) incorporated by reference to exhibit 7 to initial registration statement on Form S-6, file number 333-41814 filed July 20, 2000 on behalf of The Manufacturers Life Insurance Company (U.S.A.)

                  (ii) Power of Attorney (John Ostler) - Incorporated by reference to Exhibit (b)(15)(ii) to the registration statement on Form N-4 file number 333-70728, filed October 2, 2001.

                  (iii) Powers of Attorney (Jim Boyle, John Lyon) - Incorporated
                        by reference to Exhibit (b)(15)(iii) to the registration statement on Form N-4, file number 333-70728, filed October 2, 2001.

                  (iv) Power of Attorney (Steven Mannik) - Incorporated by reference to Exhibit (15)(iv) to Post Effective Amendment No. 1.

                  (v) Power of Attorney (Alison Alden) - Incorporated by reference to Exhibit (15)(v) to Post Effective Amendment No. 5.

                  (vi) Powers of Attorney (Marc Costantini, Diana Scott, Warren Thomson) - Incorporated by reference to Exhibit (15)(vi) to Post Effective Amendment No. 7

Item 25. Directors and Officers of the Depositor.

     OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NAME AND PRINCIPAL BUSINESS ADDRESS            POSITION WITH DEPOSITOR
-----------------------------------            -----------------------
John D. DesPrez III*                           Director and Chairman of the Board of Directors, President
Alison Alden*                                  Executive Vice President, Human Resources & Communications, Director
James Boyle*                                   President, Individual Wealth Management, Director
Robert A. Cook*                                President, U.S. Insurance; Director
Peter Copestake**                              Vice President, Treasurer
James D. Gallagher*                            Executive Vice President, Secretary and General Counsel
Donald Guloien**                               Executive Vice President and Chief Investment Officer
Norman Light**                                 Vice President and Chief Financial Officer, Investments
Steven Mannik**                                President, Reinsurance
James O'Malley**                               President, U.S. Group Pension; Director
John Ostler**                                  Director
Rex Schlaybaugh, Jr.**                         Director
Marc Costantini*                               Executive Vice President and Chief Financial Officer
Warren Thomson**                               Senior Vice President, Investments, Director
Diana Scott*                                   Director, Executive Vice President & Chief Administrative Officer
Denis Turner**                                 Senior Vice President and Controller

*Principal business office is 601 Congress Street, Boston, MA  02210

**Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

                         MANULIFE FINANCIAL CORPORATION
                           CORPORATE ORGANIZATION LIST
                               ACTIVE CORPORATIONS

                                                                                                   JURISDICTION OF
AFFILIATE                                                              LEGAL ID    % OF EQUITY      INCORPORATION
---------                                                              --------    -----------     ----------------
MANULIFE FINANCIAL CORPORATION                                              2           100            CANADA
  John Hancock Financial Services, Inc.                                     3           100            Delaware
  The Manufacturers Life Insurance Company                                  1           100            Canada
     Manulife Bank of Canada                                               58           100            Canada
     Manulife Financial Services Inc.                                     199           100            Canada
     Manulife Securities International Ltd.                                79           100            Canada
     Enterprise Capital Management Inc.                                                  20            Ontario
     Cantay Holdings Inc.                                                  51           100            Ontario
     FNA Financial Inc.                                                   115           100            Canada
       Elliot & Page Limited                                              116           100            Ontario
     NAL Resources Limited                                                117           100            Alberta
     3550435 Canada Inc.                                                  107           100            Canada
       MFC Insurance Company Limited                                      106           100            Canada
       FCM Holdings Inc.                                                  104           100            Philippines
     Manulife Canada Ltd.                                                 157           100            Canada
     1293319 Ontario Inc.                                                 170           100            Ontario
     3426505 Canada Inc.                                                  161           100            Canada
     Canaccord Capital Inc.                                                           13.07        British Columbia
     Manulife International Capital Corporation Limited                   135           100            Ontario
       Golf Town Canada Inc.                                                          43.43            Canada
       Regional Power Inc.                                                136            80            Canada
       Avotus Corp.                                                                   10.36            Canada
     First North American Insurance Company                               111           100            Canada
     JLOC Holding Company                                                                30         Cayman Islands
     Opportunity Finance Company                                                         30         Cayman Islands
     Resolute Energy Inc.                                                              11.5            Alberta
     SEAMARK Asset Management Ltd.                                        118         35.01            Canada
     NAL Resources Management Limited                                     120           100            Canada
       1050906 Alberta Ltd.                                               127           100            Alberta
     PK Liquidating Company II, LLC                                                      18            Delaware
     Intrepid Energy Corp.                                                               19            Alberta
     Manulife Data Services Inc.                                           81           100            Barbados
     Micro Optics Design Corporation                                                  17.69            Nevada
     Innova LifeSciences Corporation                                                  15.79            Ontario
     2015401 Ontario Inc.                                                 140           100            Ontario
     2015500 Ontario Inc.                                                 154           100            Ontario
     MFC Global Investment Management (U.S.A.) Limited                    156           100            Canada
     Cavalier Cable, Inc.(2)                                                             78            Delaware
     2024385 Ontario Inc.                                                 153           100            Ontario
     6212344 Canada Limited                                               272           100            Canada
     NALC Holdings Inc.(3)                                                103            50            Ontario
     Manulife Holdings (Alberta) Limited                                  201           100            Alberta

                                                                                                   JURISDICTION OF
AFFILIATE                                                              LEGAL ID    % OF EQUITY      INCORPORATION
---------                                                              --------    -----------     ----------------
     Manulife Holdings (Delaware) LLC                                     205           100            Delaware
         The Manufacturers Investment Corporation                          87           100            Michigan
           Manulife Reinsurance Limited                                    67           100            Bermuda
             Manulife Reinsurance (Bermuda) Limited                       203           100            Bermuda
           The Manufacturers Life Insurance Company (U.S.A.)               19           100            Michigan
             Manulife Service Corporation                                   7           100            Colorado
             Manulife Financial Securities LLC                              5           100            Delaware
             Manufacturers Securities Services, LLC(4)                     97            60            Delaware
             The Manufacturers Life Insurance Company of New York          94           100            New York
             The Manufacturers Life Insurance Company of America           17           100            Michigan
             Aegis Analytical Corporation                                             15.41            Delaware
             Manulife Property Management of Washington, D.C., Inc.                     100            Wash., D.C.
             ESLS Investment Limited, LLC                                                25            Ohio
             Polymerix Corporation                                                     11.4            Delaware
             Ennal, Inc.                                                  124           100            Delaware
             Avon Long Term Care Leaders LLC                              158           100            Delaware
             Ironside Venture Partners I LLC                              196           100            Delaware
                NewRiver Investor Communications Inc.                                 11.29            Delaware
             Ironside Venture Partners II LLC                             197           100            Delaware
             Flex Holding, LLC                                                         27.7            Delaware
                Flex Leasing I, LLC                                                   99.99            Delaware
             Manulife Leasing Co., LLC                                    150            80            Delaware
             Dover Leasing Investments, LLC                                              99            Delaware
     MFC Global Fund Management (Europe) Limited                           64           100            England
       MFC Global Investment Management (Europe) Limited                                100            England
     WT (SW) Properties Ltd.                                               82           100            England
     Manulife Europe Ruckversicherungs-Aktiengesellschaft                 138           100            Germany
     Manulife International Holdings Limited                              152           100            Bermuda
       Manulife Provident Funds Trust Company Limited                     163           100            Hong Kong
       Manulife Asset Management (Asia) Limited                            78           100            Barbados
           Manulife Asset Management (Hong Kong) Limited                                100            Hong Kong
           P.T. Manulife Aset Manajemen Indonesia                         141            85            Indonesia
             P.T. Buanadaya Sarana Informatika(5)                                        96            Indonesia
       Manulife (International) Limited                                    28           100            Bermuda
           Manulife-Sinochem Life Insurance Co. Ltd.                       43            51            China
     Manulife (Vietnam) Limited                                           188           100            Vietnam
     The Manufacturers Life Insurance Co. (Phils.), Inc.                  164           100            Philippines
       FCM Plans, Inc.                                                    155           100            Philippines
       Manulife Financial Plans, Inc.                                     187           100            Philippines
     P.T. Asuransi Jiwa Manulife Indonesia                                 42            71            Indonesia
                  P.T. ASURANSI JIWA ARTA MANDIRI PRIMA                    75           100            Indonesia
                  P.T. ASURANSI JIWA MANULIFE PRIMA(6)                                 90.4            Indonesia
                  P.T. ASURANSI JIWA MANULIFE INTI(7)                                  95.9            Indonesia
     Manulife (Singapore) Pte. Ltd.                                        14           100            Singapore

     Manulife Holdings (Bermuda) Limited                                  147           100            Bermuda
       Manulife Management Services Ltd.                                  191           100            Barbados
       Manufacturers P&C Limited                                           36           100            Barbados
     Manulife European Holdings 2003 (Alberta) Limited                    202           100            Alberta
       Manulife European Holdings (Bermuda) Limited                       270           100            Bermuda
         Manulife European Investments (Luxembourg) S.a.r.l.              271           100            Luxembourg
           Manulife Hungary Holdings Limited(8).                          149            99            Hungary
     MLI Resources Inc.                                                   193           100            Alberta
       Manulife Life Insurance Company(9)                                 180            35            Japan
         MFC Global Investment Management (Japan) Limited                 208           100            Japan
       Manulife Century Investments (Bermuda) Limited                     172           100            Bermuda
         Manulife Century Investments (Luxembourg) S.A.                   173           100            Luxembourg
           Manulife Century Investments (Netherlands) B.V.                174           100            Netherlands
             Manulife Premium Collection Co., Ltd.(10).                   178            57            Japan
             Y.K. Manulife Properties Japan                               142           100            Japan
             Manulife Century Holdings (Netherlands) B.V.                 195           100            Netherlands

Item 27. Number of Contract Owners.

As of MARCH 31, 2005, there were 102,420 qualified contracts and 85,317 non-qualified contracts of the series offered hereby outstanding.

Item 28. Indemnification.

      Article XII of the Restated Articles of Redomestication of the Company provides as follows:

      No director of this Corporation shall be personally liable to the Corporation or its shareholders or policyholders for monetary damages for breach of the director's fiduciary duty, provided that the foregoing shall not eliminate or limit the liability of a director for any of the following:

            i) a breach of the director's duty or loyalty to the Corporation or its shareholders or policyholders;

            ii) acts or omissions not in good faith or that involve intentional misconduct or knowing violation of law;

            iii) a violation of Sections 5036, 5276 or 5280 of the Michigan Insurance Code, being MCLA 500.5036, 500.5276 and 500.5280;

            iv) a transaction from which the director derived an improper personal benefit; or

            v) an act or omission occurring on or before the date of filing of these Articles of Incorporation.

      If the Michigan Insurance Code is hereafter amended to authorize the further elimination or limitation of the liability of directors. then the liability of a director of the Corporation, in addition to the limitation on personal liability contained herein, shall be eliminated or limited to the fullest extent permitted by the Michigan Insurance Code as so amended. No amendment or repeal of this Article XII shall apply to or have any effect on the liability or alleged liability of any director of the Corporation for or with respect to any acts or omissions of such director occurring prior to the effective date of any such amendment or repeal.

      Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

            Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

      (a) Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC ("JHD LLC"), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

NAME OF INVESTMENT COMPANY                                                        CAPACITY IN WHICH ACTING
--------------------------                                                        ------------------------
John Hancock Life Insurance Company (U.S.A.) Separate Account H                   Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A                   Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N                   Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I                   Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account L                   Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M                   Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A                Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B                Principal Underwriter

      (b) John Hancock Life Insurance Company (U.S.A.) is the sole member of JHD LLC and the following officers of John Hancock Life Insurance Company (U.S.A.) have power to act on behalf of JHD LLC: John DesPrez* (Chairman and President), Marc Costantini* (Vice President and Chief Financial Officer) and Jim Gallagher* (Vice President, Secretary and General Counsel). The board of managers of JHD LLC (consisting of Gary Buchanan**, Robert Cook* and John Vrysen***) may also act on behalf of JHD LLC.

*Principal business office is 601 Congress Street, Boston, MA 02210

**Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

***Principal business office is 680 Washington Blvd, Stamford, CT 06901

      (c)   None.

Item 30. Location of Accounts and Records.

      All books and records are maintained at 601 Congress Street, Boston, MA 02110.

Item 31. Management Services.

      None.

Item 32. Undertakings.

      (a) Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

            The Manufacturers Life Insurance Company (U.S.A.) ("Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

      (b) Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended

            Registrant is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor have caused this post-effective amendment to the Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this 14th day of October, 2005.


JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
SEPARATE ACCOUNT H
(Registrant)

By: JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
    (Depositor)


By: /s/ John D. DesPrez III
    -----------------------
    John D. DesPrez III
    Chairman


JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)


By: /s/ John D. DesPrez III
    -----------------------
    John D. DesPrez III
    Chairman

                                   SIGNATURES

      As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor on the 17th day of June, 2005.


Signature                                     Title
---------                                     -----
/s/ John D. DesPrez  III                      Chairman
---------------------------                   (Principal Executive Officer)
John D. DesPrez  III

/s/ Marc Costantini                           Senior Vice President and Chief Financial Officer
---------------------------                   (Principal Financial Officer)
Marc Costantini

/s/ Patrick Gill                              Senior Vice President and Controller
---------------------------
Patrick Gill

*                                             Director
--------------------------
Alison Alden

*                                             Director
--------------------------
James R. Boyle

*                                             Director
--------------------------
Robert A. Cook

*                                             Director
--------------------------
James O'Malley

*                                             Director
--------------------------
John R. Ostler

*                                             Director
--------------------------
Rex Schlaybaugh, Jr.

*                                             Director
--------------------------
Diana Scott

*                                             Director
--------------------------
Warren Thomson



/s/ James P. O'Malley
----------------------
James P. O'Malley
Pursuant to Power of Attorney

                                  EXHIBIT INDEX

ITEM NO.                              DESCRIPTION
--------                              -----------
                                      NONE